                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus, dated May 1, 2013, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation NY" in our marketing materials. This contract (Foundation NY) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. American Franchise Fund -- Series I shares (formerly, Invesco Van
  Kampen V.I. American Franchise Fund -- Series I shares)
Invesco V.I. Global Real Estate Fund -- Series II shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

DREYFUS:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS VARIABLE SERIES I:
DWS Capital Growth VIP -- Class B Shares

DWS VARIABLE SERIES II:
DWS Large Cap Value VIP -- Class B Shares
DWS Small Mid Cap Value VIP -- Class B Shares (formerly, DWS Dreman Small Mid
  Cap Value VIP -- Class B Shares)

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Total Return Fund -- Class 1 Shares/2/
Total Return Fund -- Class 3 Shares/2/

JPMORGAN INSURANCE TRUST:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1 JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA (formerly, Oppenheimer Main Street
  Small- & Mid- Cap Fund(R)/VA -- Service Shares)

PIMCO VARIABLE INSURANCE TRUST:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.
/2/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 Shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2013, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

DEFINITIONS......................................................  7

FEE TABLES.......................................................  9
   Examples...................................................... 13

SYNOPSIS......................................................... 14

CONDENSED FINANCIAL INFORMATION.................................. 18

THE COMPANY...................................................... 18

FINANCIAL CONDITION OF THE COMPANY............................... 18

THE SEPARATE ACCOUNT............................................. 19
   The Portfolios................................................ 19
   Subaccounts................................................... 21
   Voting Rights................................................. 26
   Asset Allocation Program...................................... 27

THE GUARANTEE ACCOUNT............................................ 36

CHARGES AND OTHER DEDUCTIONS..................................... 37
   Transaction Expenses.......................................... 37
       Surrender Charge.......................................... 37
       Exceptions to the Surrender Charge........................ 38
   Deductions from the Separate Account.......................... 38
   Charges for the Living Benefit Rider Options.................. 39
   Charges for the Death Benefit Rider Options................... 42
   Other Charges................................................. 42

THE CONTRACT..................................................... 42
   Purchase of the Contract...................................... 43
   Ownership..................................................... 43
   Assignment.................................................... 44
   Purchase Payments............................................. 44
   Valuation Day and Valuation Period............................ 45
   Allocation of Purchase Payments............................... 45
   Enhanced Payment Benefit Option............................... 45
   Valuation of Accumulation Units............................... 46

TRANSFERS........................................................ 46
   Transfers Before the Annuity Commencement Date................ 46
   Transfers from the Guarantee Account to the Subaccounts....... 46
   Transfers from the Subaccounts to the Guarantee Account....... 47
   Transfers Among the Subaccounts............................... 47
   Telephone/Internet Transactions............................... 48
   Confirmation of Transactions.................................. 48
   Special Note on Reliability................................... 48
   Transfers by Third Parties.................................... 48
   Special Note on Frequent Transfers............................ 49
   Dollar Cost Averaging Program................................. 50
   Defined Dollar Cost Averaging Program......................... 51
   Portfolio Rebalancing Program................................. 52
   Guarantee Account Interest Sweep Program...................... 52

SURRENDERS AND PARTIAL WITHDRAWALS...................................  53
   Surrenders and Partial Withdrawals................................  53
   Restrictions on Distributions from Certain Contracts..............  54
   Systematic Withdrawal Program.....................................  54
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options.....  55
       Lifetime Income Plus Solution.................................  55
       Lifetime Income Plus 2008.....................................  68
       Lifetime Income Plus 2007.....................................  81
       Lifetime Income Plus..........................................  89
       Investment Strategy for Lifetime Income Plus and Lifetime
         Income Plus 2007............................................ 100

DEATH OF OWNER AND/OR ANNUITANT...................................... 100
   Distribution Provisions Upon Death of Owner or Joint Owner........ 100
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date............................................... 101
   Basic Death Benefit............................................... 101
   Annual Step-Up Death Benefit Rider Option......................... 101
   Termination of Death Benefit Rider Option When Contract
     Assigned or Sold................................................ 102
   How to Claim Proceeds and/or Death Benefit Payments............... 102
   Distribution Rules................................................ 104

INCOME PAYMENTS...................................................... 105
   Optional Payment Plans............................................ 107
   Variable Income Payments.......................................... 108
   Transfers After the Annuity Commencement Date..................... 108
   Payment Protection Rider Options.................................. 108
       Payment Optimizer Plus........................................ 108
       Principal Protection Advantage................................ 118

TAX MATTERS.......................................................... 125
   Introduction...................................................... 125
   Taxation of Non-Qualified Contracts............................... 125
   Section 1035 Exchanges............................................ 128
   Qualified Retirement Plans........................................ 128
   Federal Income Tax Withholding.................................... 132
   State Income Tax Withholding...................................... 132
   Tax Status of the Company......................................... 132
   Federal Estate, Gift and Generation-Skipping Transfer Taxes....... 133
   Federal Defense of Marriage Act................................... 133
   Annuity Purchases by Residents of Puerto Rico..................... 133
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations.................................................... 133
   Foreign Tax Credits............................................... 133
   Changes in the Law................................................ 133

REQUESTING PAYMENTS.................................................. 133

SALE OF THE CONTRACTS................................................ 134

ADDITIONAL INFORMATION............................................... 136
   Owner Questions................................................... 136
   Return Privilege.................................................. 136
   State Regulation.................................................. 136
   Evidence of Death, Age, Gender, Marital Status or Survival........ 136
   Records and Reports............................................... 136
   Other Information................................................. 136

   Exemption to File Periodic Reports............................ 136
   Legal Proceedings............................................. 136

APPENDIX A -- EXAMPLES OF THE AVAILABLE DEATH BENEFITS........... A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION.................... B-1

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GROSS WITHDRAWAL -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

INCOME START DATE -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment ProtectionVariable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under for Lifetime Income Plus and Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
---------------------------------------------------------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                            $30.00/1/
--------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                                           1.45%
--------------------------------------------------------------------------------------------------
OPTIONAL BENEFIT (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS
 IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/2/
                                         ---------------------------------------------------------
 Enhanced Payment Benefit Option                    0.15%                        0.15%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/3/ (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/2/
                                         ---------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/3,8/
--------------------------------------------------------------------------------------------------
                                              Current Charge/9/           Maximum Charge/2,9/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/2,10/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                             Current Charge/10/          Maximum Charge/2,10/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF YOUR CONTRACT VALUE
 AT THE TIME THE CHARGE IS TAKEN)/11/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/2/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------

/1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/ Lifetime Income Plus is not available for contracts issued on or after May
    1, 2007.

/5/ Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/6/ Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/7/ Payment Optimizer Plus is not available for contracts issued after October
    17, 2008.

/8/ We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

  If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

  The charges for each rider will be deducted at the end of the calendar quarter.

  Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

/9/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/11/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

For information concerning compensation paid for the sale of the contract, see "Sale of the Contract" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.53%   1.53%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2012, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.42%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,383      $2,583      $3,819       $6,840

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $525       $1,832      $3,174       $6,693

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $644       $1,956      $3,303       $6,840

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from one of the Payment Protection Rider Options will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own

Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

WHAT OPTIONAL BENEFITS ARE AVAILABLE IN THIS PROSPECTUS? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.

THE ENHANCED PAYMENT BENEFIT OPTION. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

THE "LIVING BENEFIT RIDER OPTIONS." We currently offer one "living benefit rider option" under this prospectus, Lifetime Income Plus Solution. Four other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus Solution, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit provided under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of the Accumulation Unit Values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and Contract Value and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                            SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                            ------------------------------------------------------------------------------
AIM VARIABLE                INVESCO V.I. AMERICAN FRANCHISE     to seek capital growth.
INSURANCE FUNDS (INVESCO    FUND -- SERIES I SHARES (FORMERLY,
VARIABLE INSURANCE FUNDS)   INVESCO VAN KAMPEN V.I.
                            AMERICAN FRANCHISE FUND --
                            SERIES I SHARES)
                            ------------------------------------------------------------------------------
                            INVESCO V.I. GLOBAL REAL ESTATE     Total return through growth of capital
                            FUND -- SERIES II SHARES            and current income.

                            ------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE  ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
PRODUCTS SERIES FUND, INC.  WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
                            CLASS B                             determination of reasonable risk.
                            ------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                            INCOME PORTFOLIO -- CLASS B
                            ------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                            GROWTH PORTFOLIO -- CLASS B
                            ------------------------------------------------------------------------------
AMERICAN CENTURY            VP INCOME & GROWTH FUND --          The fund seeks capital growth by
VARIABLE PORTFOLIOS,        CLASS I                             investing in common stock. Income is
INC.                                                            a secondary objective.
                            ------------------------------------------------------------------------------
                            VP INTERNATIONAL FUND -- CLASS I    The fund seeks capital growth.

                            ------------------------------------------------------------------------------
                            VP ULTRA(R) FUND -- CLASS I         The fund seeks long-term capital
                                                                growth.
                            ------------------------------------------------------------------------------
                            VP VALUE FUND -- CLASS I            The fund seeks long-term capital
                                                                growth. Income is a secondary
                                                                objective.
                            ------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE   VP INFLATION PROTECTION FUND --     The fund pursues long-term total
PORTFOLIOS II, INC.         CLASS II                            return using a strategy that seeks to
                                                                protect against U.S. inflation.
                            ------------------------------------------------------------------------------
DREYFUS                     DREYFUS INVESTMENT PORTFOLIOS       Seeks investment results that are
                            MIDCAP STOCK PORTFOLIO -- INITIAL   greater than the total return
                            SHARES                              performance of publicly traded
                                                                common stocks of medium-size
                                                                domestic companies in the aggregate,
                                                                as represented by the Standard &
                                                                Poor's MidCap 400(R) Index.
                            ------------------------------------------------------------------------------
                            DREYFUS VARIABLE INVESTMENT         The portfolio seeks as high a level of
                            FUND -- MONEY MARKET PORTFOLIO      current income as is consistent with the
                                                                preservation of capital and the
                                                                maintenance of liquidity. As a money
                                                                market fund, the portfolio is subject to
                                                                maturity, quality and diversification
                                                                requirements designed to help it
                                                                maintain a stable share price of $1.00.
                            ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
to seek capital growth.                   Invesco Advisers, Inc.




-----------------------------------------------------------------------------
Total return through growth of capital    Invesco Advisers, Inc. (subadvised
and current income.                       by Invesco Asset Management
                                          Limited)
-----------------------------------------------------------------------------
Seeks to maximize total return            AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
The fund seeks capital growth by          American Century Investment
investing in common stock. Income is      Management, Inc.
a secondary objective.
-----------------------------------------------------------------------------
The fund seeks capital growth.            American Century Investment
                                          Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth.                                   Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth. Income is a secondary             Management, Inc.
objective.
-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment results that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        -----------------------------------------------------------------------------
                        THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                        GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                        SHARES
                        -----------------------------------------------------------------------------
DWS VARIABLE SERIES I   DWS CAPITAL GROWTH VIP --          The fund seeks to provide long-term
                        CLASS B SHARES                     growth of capital.
                        -----------------------------------------------------------------------------
DWS VARIABLE SERIES II  DWS LARGE CAP VALUE VIP --         Seeks to achieve a high rate of total
                        CLASS B SHARES                     return.
                        -----------------------------------------------------------------------------
                        DWS SMALL MID CAP VALUE VIP --     Seeks long-term capital appreciation.
                        CLASS B SHARES (FORMERLY, DWS
                        DREMAN SMALL MID CAP VALUE VIP
                        -- CLASS B SHARES)
                        -----------------------------------------------------------------------------
EATON VANCE VARIABLE    VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                      income.
                        -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS      SERVICE CLASS 2
FUND









                        -----------------------------------------------------------------------------
                        VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                        SERVICE CLASS 2                    will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the S&P 500(R) Index.
                        -----------------------------------------------------------------------------
                        VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                        SERVICE CLASS 2

                        -----------------------------------------------------------------------------
FRANKLIN TEMPLETON      FRANKLIN LARGE CAP GROWTH          Seeks capital appreciation. The fund
VARIABLE INSURANCE      SECURITIES FUND -- CLASS 2 SHARES  normally invests at least 80% of its net
PRODUCTS TRUST                                             assets in investments of large
                                                           capitalization companies.
                        -----------------------------------------------------------------------------
                        MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                        CLASS 2 SHARES                     income as a secondary goal. The fund
                                                           normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                        -----------------------------------------------------------------------------
                        TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
                        FUND -- CLASS 2 SHARES             fund normally invests at least 80% of
                                                           its net assets in investments of issuers
                                                           located outside the U.S., including
                                                           those in emerging markets.
                        -----------------------------------------------------------------------------
                        TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                        FUND -- CLASS 2 SHARES             fund normally invests predominantly
                                                           in equity securities of companies
                                                           located anywhere in the world,
                                                           including those in the U.S. and in
                                                           emerging markets.
                        -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary goal.

-----------------------------------------------------------------------------
The fund seeks to provide long-term       Deutsche Investment Management
growth of capital.                        Americas Inc.
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
        Americas Inc. (subadvised by
        Dreman Value Management L.L.C.)

-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
 Company (FMR) (subadvised by
                   FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation. The fund      Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies.
-----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Global Advisors Limited
fund normally invests predominantly
in equity securities of companies
located anywhere in the world,
including those in the U.S. and in
emerging markets.
-----------------------------------------------------------------------------


                      SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                      -------------------------------------------------------------------------------
GE INVESTMENTS        TOTAL RETURN FUND/1/               Seeks the highest total return,
FUNDS, INC.                                              composed of current income and
                                                         capital appreciation, as is consistent
                                                         with prudent investment risk.
                      -------------------------------------------------------------------------------
JPMORGAN INSURANCE    JPMORGAN INSURANCE TRUST CORE      Seeks to maximize total return by
TRUST                 BOND PORTFOLIO -- CLASS 1          investing primarily in a diversified
                                                         portfolio of intermediate- and long-
                                                         term debt securities.
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST EQUITY    Seeks investment results that
                      INDEX PORTFOLIO -- CLASS 1         correspond to the aggregate price and
                                                         dividend performance of securities in
                                                         the Standard & Poor's 500 Composite
                                                         Stock Price Index (S&P 500 Index).
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST           Seeks to provide high total return from
                      INTERNATIONAL EQUITY PORTFOLIO --  a portfolio of equity securities of
                      CLASS 1                            foreign companies. Total return
                                                         consists of capital growth and current
                                                         income.
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST           Seeks to provide long-term capital
                      INTREPID GROWTH PORTFOLIO --       growth.
                      CLASS 1
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST           Seeks long-term capital growth by
                      INTREPID MID CAP PORTFOLIO --      investing primarily in equity securities
                      CLASS 1                            of companies with intermediate
                                                         capitalizations.
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST MID       Seeks capital growth over the long
                      CAP GROWTH PORTFOLIO -- CLASS 1    term.

                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST MID       Seeks capital appreciation with the
                      CAP VALUE PORTFOLIO -- CLASS 1     secondary goal of achieving current
                                                         income by investing primarily in
                                                         equity securities.
                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST SMALL     Seeks capital growth over the long
                      CAP CORE PORTFOLIO -- CLASS 1      term.

                      -------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST U.S.      Seeks to provide high total return from
                      EQUITY PORTFOLIO -- CLASS 1        a portfolio of selected equity securities.

                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) STRATEGIC INCOME SERIES --  The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return with an emphasis on
                                                         high current income, but also
                                                         considering capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER CAPITAL                The Fund seeks capital appreciation.
ACCOUNT FUNDS         APPRECIATION FUND/VA -- SERVICE
                      SHARES
                      -------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET FUND/      The Fund seeks capital appreciation.
                      VA -- SERVICE SHARES
                      -------------------------------------------------------------------------------

                                               ADVISER (AND SUB-ADVISER(S),
           INVESTMENT OBJECTIVE                      AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks the highest total return,             GE Asset Management Incorporated
composed of current income and              (subadvised by BlackRock
capital appreciation, as is consistent      Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks to maximize total return by           JPMorgan Investment Management
investing primarily in a diversified        Inc., an indirect, wholly-owned
portfolio of intermediate- and long-        subsidiary of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks investment results that               JPMorgan Investment Management
correspond to the aggregate price and       Inc., an indirect, wholly-owned
dividend performance of securities in       subsidiary of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of equity securities of         Inc., an indirect, wholly-owned
foreign companies. Total return             subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
-------------------------------------------------------------------------------
Seeks to provide long-term capital          JPMorgan Investment Management
growth.                                     Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Management
investing primarily in equity securities    Inc., an indirect, wholly-owned
of companies with intermediate              subsidiary of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital growth over the long          JPMorgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Management
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing primarily in            subsidiary of JPMorgan Chase & Co.
equity securities.
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation.                  Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return.                          Company
-------------------------------------------------------------------------------
The Fund seeks capital appreciation.        OFI Global Asset Management, Inc.


-------------------------------------------------------------------------------
The Fund seeks capital appreciation.        OFI Global Asset Management, Inc.

-------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                                                                                              ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                     AS APPLICABLE)
                 -------------------------------------------------------------------------------------------------------------
                 OPPENHEIMER MAIN STREET SMALL     The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
                 CAP FUND(R)/VA -- SERVICE SHARES
                 (FORMERLY, OPPENHEIMER MAIN
                 STREET SMALL- & MID- CAP FUND(R)/
                 VA -- SERVICE SHARES)
                 -------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   HIGH YIELD PORTFOLIO --           Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES       consistent with preservation of capital  Company LLC
                                                   and prudent investment management.
                 -------------------------------------------------------------------------------------------------------------
                 LOW DURATION PORTFOLIO --         Seeks maximum total return,              Pacific Investment Management
                 ADMINISTRATIVE CLASS SHARES       consistent with preservation of capital  Company LLC
                                                   and prudent investment management.
                 -------------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                               ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                    AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc. (subadvised
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES            maintaining prospects for capital     by Templeton Investment Counsel,
PRODUCTS TRUST                                        appreciation. The fund normally       LLC)
                                                      invests in both equity and debt
                                                      securities.
                    ------------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ------------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR
PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the

Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. On March 27, 2013, Genworth Financial, Inc., announced that Aquiline Capital Partners and Genstar Capital have agreed to purchase GFWM and the sale is expected to close in the third quarter of 2013. After the close of the sale, GFWM will not be affiliated with us but we currently do not anticipate any change to the types of services it provides to the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN

ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.

If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
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                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
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                                          INVESTOR OBJECTIVE
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High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
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                                            BUILD YOUR OWN
                                        ASSET ALLOCATION MODEL
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed to, generally, allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
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             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
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EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      2%      4%      4%      5%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           3%      6%      9%     13%     16%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       3%      6%      9%     13%     16%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      3%      4%      5%
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Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
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Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund(R)/VA (formerly,
                             Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares)                1%      4%      6%      8%     10%
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Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            2%      3%      4%      5%      6%
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Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            1%      1%      1%      3%      3%
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Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     1%      3%      4%      5%      8%
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Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            2%      4%      7%      8%     10%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        38%     28%     18%      8%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     25%     17%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      2%      2%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       4%      4%      3%      2%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 19, 2013

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      2%      4%      4%      5%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           1%      1%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           3%      6%      9%     13%     16%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       3%      6%      9%     13%     16%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund(R)/VA (formerly,
                             Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares)                1%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            2%      3%      4%      6%      6%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     1%      3%      4%      5%      8%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            2%      4%      7%      8%     10%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        36%     26%     16%      7%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     25%     17%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      2%      2%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       6%      6%      5%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

CORE ASSET CLASS                                                                                          FIXED INCOME ASSET
(20% TO 80%)                                                     SPECIALTY ASSET CLASS (0% TO 20%)        CLASS (20% TO 60%)
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Thematic        JPMorgan Insurance Trust
 Class B                                                       Growth Portfolio -- Class B              Core Bond Portfolio --
American Century VP Income & Growth Fund -- Class I           American Century VP Inflation             Class 1
American Century VP Value Fund -- Class I                      Protection Fund -- Class II             PIMCO VIT Low Duration
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial  American Century VP International Fund    Portfolio --
 Shares                                                        -- Class I                               Administrative Class
DWS Large Cap Value VIP -- Class B Shares                     American Century VP Ultra(R) Fund --      Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Class I
Fidelity VIP Equity-Income Portfolio -- Service Class 2       Dreyfus Investment Portfolios -- MidCap
Franklin Templeton VIP Large Cap Growth Securities Fund --     Stock Portfolio -- Initial Shares
 Class 2 Shares                                               DWS Capital Growth VIP -- Class B Shares
Franklin Templeton VIP Mutual Shares Securities Fund --       DWS Small Mid Cap Value VIP -- Class B
 Class 2 Shares                                                Shares (formerly, DWS Dreman Small Mid
Franklin Templeton VIP Templeton Foreign Securities Fund --    Cap Value VIP -- Class B Shares)
 Class 2 Shares                                               Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Growth Securities Fund --    Fidelity VIP Mid Cap Portfolio --
 Class 2 Shares                                                Service Class 2
GE Investments Funds Total Return Fund -- Class 3 Shares      Invesco V.I. American Franchise Fund --
Invesco V.I. American Franchise Fund -- Series I shares        Series I shares (formerly, Invesco Van
 (formerly, Invesco Van Kampen V.I. American Franchise         Kampen V.I. American Franchise Fund --
 Fund -- Series I shares)                                      Series I shares)
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1    Invesco V.I. Global Real Estate Fund --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1   Series II shares
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1     JPMorgan Insurance Trust Intrepid Mid
MFS(R) VIT Total Return Series -- Service Class Shares         Cap Portfolio -- Class 1
Oppenheimer Capital Appreciation Fund/VA -- Service Shares    JPMorgan Insurance Trust Mid Cap Growth
Oppenheimer Main Street Fund/VA -- Service Shares              Portfolio -- Class 1
                                                              MFS(R) VIT Strategic Income Series --
                                                               Service Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund(R)/VA (formerly, Oppenheimer Main
                                                               Street Small- & Mid- Cap Fund(R)/VA --
                                                               Service Shares)
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  7%
         4                  6%
         5                  5%
         6                  4%
         7                  2%
     8 or more              0%
--------------------------------------

The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
       Single or Joint Annuitant Contract    1.25% of benefit base
--------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012 we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract          0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                    0.85% of benefit base
--------------------------------------------------------------------------


Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

If you elect either of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrender and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

ENHANCED PAYMENT BENEFIT OPTION

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . Enhanced payments are not considered "purchase payments" for purposes of the contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE RIDER OPTIONS

We currently offer Lifetime Income Plus Solution under this prospectus. Lifetime Income Plus, Lifetime Income Plus 2007, and Lifetime Income Plus 2008 are no longer available for contracts issued on or after May 1, 2007, December 10, 2007 and November 24, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These rider options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO

LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build

Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that enhanced payments are not considered "purchase payments" for purposes of the contract and this rider. Therefore any applicable enhanced payment will not be included as a purchase payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the enhanced payment or any related earnings, since the enhanced payment and any related earnings will be reflected in the Contract Value. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR SERVICE CENTER AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by
(b), divided by (c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
          Single or Joint Annuitant Contract       1.25% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     0.95% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.95% of benefit base PLUS
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.95% of benefit base PLUS
                                               0.50% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,628        200,000     100,000     189,830       200,000       42,691
    68            22,628         11,000         8,664        200,000     100,000     189,830       200,000       18,810
    69             8,664         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,401        200,000     100,000     189,830       200,000       67,000
    68            20,401         11,000         6,349        200,000     100,000     189,830       200,000       56,000
    69             6,349         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

Lifetime Income Plus 2008 was available for purchase with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;
       and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100.

     THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
         Single Annuitant Contract      0.75% of benefit base
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------


The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142        $11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,303        100,000     213,293       213,293       54,838
    67            27,303         11,731        12,329        100,000     213,293       213,293       28,101
    68            12,329         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527        $11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,507        100,000     213,293       213,293       76,538
    67            25,507         11,731        10,473        100,000     213,293       213,293       64,807
    68            10,473         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202        $12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,178        100,000     179,085       179,085       60,488
    84            37,178         12,536        21,630        100,000     179,085       179,085       38,294
    85            21,630         12,536         6,393        100,000     179,085       179,085       12,933
    86             6,393         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877        $12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,342        100,000     179,085       179,085       74,928
    84            33,342         12,536        17,621        100,000     179,085       179,085       62,392
    85            17,621         12,536         2,265        100,000     179,085       179,085       49,856
    86             2,265         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) PLUS (b) PLUS (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE

     MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions.

If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

NOTIFICATION. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

                      RESTORE PROVISION                                                 RESET PROVISION
---------------------------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during the life  You may reset on a contract anniversary periodically after your
of this rider.                                                  Benefit Date.
---------------------------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed Investment       You must allocate all assets to the prescribed Investment
Strategy in effect as of the last Benefit Date prior to the     Strategy available as of the date of the reset.
reduction in benefits.
---------------------------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as the charge   Your rider charge may increase, not to exceed an annualized
that was in effect as of your last Benefit Date prior to the    rate of 2.00% of assets in the Separate Account, calculated on a
reduction in benefits.                                          daily basis.
---------------------------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current          Your Withdrawal Base will be reset to equal your Contract
Contract Value and your prior Withdrawal Base.                  Value as of the date you reset your benefit.
---------------------------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the original  The Withdrawal Factor will be reset to 100% of the original age
age Withdrawal Factor.                                          Withdrawal Factor.
---------------------------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract Value    The Rider Death Benefit will be the lesser of Contract Value
and total purchase payments less Gross Withdrawals.             and total purchase payments less Gross Withdrawals.
---------------------------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY, TO NO LESS THAN ANNUALLY, SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,625        100,000      50,500
   74        37,625         5,500         31,343        100,000      45,000
   75        31,343         5,500         25,186        100,000      39,500
   76        25,186         5,500         19,152        100,000      34,000
   77        19,152         5,500         13,239        100,000      28,500
   78        13,239         5,500          7,444        100,000      23,000
   79         7,444         5,500          1,766        100,000      17,500
   80         1,766         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $104,000        $5,500        $96,420       $100,000     $94,500
   66        96,420         5,500         88,992        100,000      89,000
   67        88,992         5,500         81,712        100,000      83,500
   68        81,712         5,500         74,578        100,000      78,000
   69        74,578         5,500         67,586        100,000      72,500
   70        67,586         5,500         60,734        100,000      67,000
   71        60,734         5,500         54,020        100,000      61,500
   72        54,020         5,500         47,439        100,000      56,000
   73        47,439         5,500         40,990        100,000      50,500
   74        40,990         5,500         34,641        100,000      45,000
   75        34,641         5,500         28,418        100,000      39,500
   76        28,418         5,500         22,319        100,000      34,000
   77        22,319         5,500         16,343        100,000      28,500
   78        16,343         5,500         10,486        100,000      23,000
   79        10,486         5,500          4,746        100,000      17,500
   80         4,746         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $102,500      $100,000     $94,500
   66       102,500         5,638         105,063       102,500      88,863
   67       105,063         5,778         107,689       105,063      83,084
   68       107,689         5,923         110,381       107,689      77,161
   69       110,381         6,071         113,141       110,381      71,090
   70       113,141         6,223         115,969       113,141      64,867
   71       115,969         6,378         118,869       115,969      58,489
   72       118,869         6,538         121,840       118,869      51,951
   73       121,840         6,701         124,886       121,840      45,250
   74       124,886         6,869         128,008       124,886      38,381
   75       128,008         7,040         131,209       128,008      31,341
   76       131,209         7,216         134,489       131,209      24,124
   77       134,489         7,397         137,851       134,489      16,728
   78       137,851         7,582         141,297       137,851       9,146
   79       141,297         7,771         144,830       141,297       1,374
   80       144,830         7,966         148,451       144,830           0
   81       148,451         8,165         152,162       148,451           0
   82       152,162         8,369         155,966       152,162           0
   83       155,966         8,578         159,865       155,966           0
   84       159,865         8,793         163,862       159,865           0
   85       163,862         9,012         167,958       163,862           0
   86       167,958         9,238         172,157       167,958           0
   87       172,157         9,469         176,461       172,157           0
   88       176,461         9,705         180,873       176,461           0
   89       180,873         9,948         185,394       180,873           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $104,000        $ 5,500       $106,820      $100,000     $94,500
   66       106,820          5,875        109,491       106,820      88,625
   67       109,491          6,022        112,228       109,491      82,603
   68       112,228          6,173        115,033       112,228      76,430
   69       115,033          6,327        117,909       115,033      70,104
   70       117,909          6,485        120,857       117,909      63,619
   71       120,857          6,647        123,878       120,857      56,971
   72       123,878          6,813        126,975       123,878      50,158
   73       126,975          6,984        130,150       126,975      43,174
   74       130,150          7,158        133,404       130,150      36,016
   75       133,404          7,337        136,739       133,404      28,679
   76       136,739          7,521        140,157       136,739      21,158
   77       140,157          7,709        143,661       140,157      13,450
   78       143,661          7,901        147,253       143,661       5,548
   79       147,253          8,099        150,934       147,253           0
   80       150,934          8,301        154,707       150,934           0
   81       154,707          8,509        158,575       154,707           0
   82       158,575          8,722        162,539       158,575           0
   83       162,539          8,940        166,603       162,539           0
   84       166,603          9,163        170,768       166,603           0
   85       170,768          9,392        175,037       170,768           0
   86       175,037          9,627        179,413       175,037           0
   87       179,413          9,868        183,898       179,413           0
   88       183,898         10,114        188,496       183,898           0
   89       188,496         10,367        193,208       188,496           0
   --------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

      CONTRACT
       VALUE -  WITHDRAWALS  CONTRACT     WITHDRAWAL   WITHDRAWAL  RIDER DEATH
      BEGINNING   TAKEN -     VALUE -   LIMIT - BEFORE   BASE -     BENEFIT -
  AGE  OF YEAR  END OF YEAR END OF YEAR   WITHDRAWAL   END OF YEAR END OF YEAR
  ----------------------------------------------------------------------------
  65  $100,000    $7,000     $101,000       $5,500      $ 93,000     $93,000
  66   101,000     7,000      102,080        5,555        94,000      86,000
  67   102,080     7,000      103,246        5,614        95,080      79,000
  68   103,246     7,000      104,506        5,679        96,246      72,000
  69   104,506     7,000      105,867        5,748        97,506      65,000
  70   105,867     7,000      107,336        5,823        98,867      58,000
  71   107,336     7,000      108,923        5,903       100,336      51,000
  72   108,923     7,000      110,637        5,991       101,923      44,000
  73   110,637     7,000      112,488        6,085       103,637      37,000
  74   112,488     7,000      114,487        6,187       105,488      30,000
  75   114,487     7,000      116,645        6,297       107,487      23,000
  76   116,645     7,000      118,977        6,416       109,645      16,000
  77   118,977     7,000      121,495        6,544       111,977       9,000
  78   121,495     7,000      124,215        6,682       114,495       2,000
  79   124,215     7,000      127,152        6,832       117,215           0
  80   127,152     7,000      130,324        6,993       120,152           0
  81   130,324     7,000      133,750        7,168       123,324           0
  82   133,750     7,000      137,450        7,356       126,750           0
  83   137,450     7,000      141,446        7,560       130,450           0
  84   141,446     7,000      145,762        7,780       134,446           0
  85   145,762     7,000      150,423        8,017       138,762           0
  86   150,423     7,000      155,457        8,273       143,423           0
  87   155,457     7,000      160,893        8,550       148,457           0
  88   160,893     7,000      166,765        8,849       153,893           0
  89   166,765     7,000      173,106        9,172       159,765           0
  ----------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

      CONTRACT
       VALUE -  WITHDRAWALS  CONTRACT     WITHDRAWAL   WITHDRAWAL  RIDER DEATH
      BEGINNING   TAKEN -     VALUE -   LIMIT - BEFORE   BASE -     BENEFIT -
  AGE  OF YEAR  END OF YEAR END OF YEAR   WITHDRAWAL   END OF YEAR END OF YEAR
  ----------------------------------------------------------------------------
  65  $104,000    $7,000     $105,320      $ 5,500      $ 93,000     $93,000
  66   105,320     7,000      106,746        5,793        98,320      86,000
  67   106,746     7,000      108,285        5,871        99,746      79,000
  68   108,285     7,000      109,948        5,956       101,285      72,000
  69   109,948     7,000      111,744        6,047       102,948      65,000
  70   111,744     7,000      113,683        6,146       104,744      58,000
  71   113,683     7,000      115,778        6,253       106,683      51,000
  72   115,778     7,000      118,040        6,368       108,778      44,000
  73   118,040     7,000      120,484        6,492       111,040      37,000
  74   120,484     7,000      123,122        6,627       113,484      30,000
  75   123,122     7,000      125,972        6,772       116,122      23,000
  76   125,972     7,000      129,050        6,928       118,972      16,000
  77   129,050     7,000      132,374        7,098       122,050       9,000
  78   132,374     7,000      135,964        7,281       125,374       2,000
  79   135,964     7,000      139,841        7,478       128,964           0
  80   139,841     7,000      144,028        7,691       132,841           0
  81   144,028     7,000      148,550        7,922       137,028           0
  82   148,550     7,000      153,434        8,170       141,550           0
  83   153,434     7,000      158,709        8,439       146,434           0
  84   158,709     7,000      164,406        8,729       151,709           0
  85   164,406     7,000      170,558        9,042       157,406           0
  86   170,558     7,000      177,203        9,381       163,558           0
  87   177,203     7,000      184,379        9,746       170,203           0
  88   184,379     7,000      192,129       10,141       177,379           0
  89   192,129     7,000      200,500       10,567       185,129           0
  ----------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION OF YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required at the first death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

TERMINATION OF DEATH BENEFIT RIDER OPTION WHEN CONTRACT ASSIGNED OR SOLD

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Service Center), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

          We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

PAYMENT PROTECTION RIDER OPTIONS

We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts", "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund
 -- Money Market Portfolio.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

MONTHLY INCOME

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the

Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS ARE CALCULATED

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity

Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   LEVEL   GUARANTEED CHANGE IN  ADJUSTMENT            NET
         ANNUAL   INCOME    PAYMENT   ADJUSTMENT  ACCOUNT             ANNUAL
 ANNUITY INCOME   AMOUNT     FLOOR     ACCOUNT    BALANCE   MONTHLY INVESTMENT
  YEAR   AMOUNT  (MONTHLY) (MONTHLY)  (ANNUALLY) (MONTHLY)  INCOME    RETURN
 -----------------------------------------------------------------------------
    1    $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
    2      7,879     657       750       1,121      2,463      750     7.0%
    3      8,106     676       750         894      3,357      750     7.0%
    4      8,340     695       750         660      4,017      750     7.0%
    5      8,581     715       750         419      4,436      750     7.0%
    6      8,828     736       750         172      4,608      750     7.0%
    7      9,083     757       750         (83)     4,525      750     7.0%
    8      9,345     779       750        (345)     4,181      750     7.0%
    9      9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

(1) The income base is the converted benefit base and is assumed to be $100,000.

(2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

(3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

(4) The level income amount is equal to the annual income amount divided by 12.

(5) The guaranteed payment floor is 9% of the income base divided by 12.

(6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12, while the adjustment account is greater than zero.

(7) The adjustment account balance is the sum of the changes in the adjustment account.

(8) The monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,778  $565      $607     $607     $  502    $104,000
           2     6,517   543       607      607      1,265      96,720
           3     6,267   522       607      607      2,279      89,440
           4     6,026   502       607      607      3,534      82,160
           5     5,794   483       607      607      5,020      74,880
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME PAYMENTS.   The subsequent annual income amounts under the
applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

THE ADJUSTMENT ACCOUNT.   An adjustment account is established on the Income
Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero. One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, MINUS 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        GUARANTEED CHANGE IN  ADJUSTMENT               NET
         ANNUAL  LEVEL   PAYMENT   ADJUSTMENT  ACCOUNT    MONTHLY     ANNUAL
 ANNUITY INCOME  INCOME   FLOOR     ACCOUNT    BALANCE     INCOME   INVESTMENT
  YEAR   AMOUNT  AMOUNT (MONTHLY)  (MONTHLY)  (ANNUALLY) (ANNUALLY)   RETURN
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME
STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may not be terminated.

OWNERSHIP AND CHANGE OF OWNERSHIP

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $333     $531       $0      $100,000
           2     6,188   516       333      516        0        93,627
           3     6,008   501       333      501        0        87,439
           4     5,833   486       333      486        0        81,431
           5     5,663   472       333      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

TAX TREATMENT PRINCIPAL PROTECTION ADVANTAGE

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Principal

Protection Advantage" provision in the "Principal Protection Advantage" section of the prospectus.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the

Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat under certain circumstances partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefits riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act ("DOMA") currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear two cases on DOMA in 2013. Therefore, it is currently uncertain as to whether spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2012, 2011 and 2010, $5.0 million, $4.9 million and $6.2 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2012, 2011 and 2010, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Foundation NY) is no longer offered or sold.

ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

   Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

Swiss Re Life and Health America, Inc. ("Swiss Re") reinsures a block of long-term care insurance policies issued by us and Genworth Life Insurance Company ("GLIC"). In the first and second quarters of 2011, Swiss Re withheld reinsurance amounts due as a purported offset against alleged underpaid premiums. On December 19, 2011, we and GLIC initiated an arbitration proceeding seeking to recover the unpaid amounts. An arbitration proceeding concluded in our favor on March 22, 2013 and the arbitration panel ordered Swiss Re to reimburse us for unpaid reinsurance amounts.

Through a series of co-insurance and related agreements, we and an affiliate became the 100% reinsurer of a block of long-term care insurance policies issued by MetLife. We and MetLife are in a dispute over MetLife's failure to transfer the cash equivalent of certain reserves associated with Consumer Price Index riders. We intend to pursue recovery of the amounts owed to us.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                   END OF ANNUITANT'S CONTRACT DEATH BENEFIT
                    YEAR      AGE      VALUE      AMOUNT
                   -----------------------------------------
                     1        76      $103,000   $103,000
                     2        77       112,000    112,000
                     3        78        90,000    112,000
                     4        79       135,000    135,000
                     5        80       130,000    135,000
                     6        81       150,000    135,000
                     7        82       125,000    135,000
                     8        83       145,000    135,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    ENHANCED PAYMENT BENEFIT OPTION ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                   $11.07            $13.92         1,282     2012
                                                                              12.06             11.07         1,373     2011
                                                                              10.45             12.06         1,457     2010
                                                                               8.10             10.45           692     2009
                                                                              14.90              8.10         1,276     2008
                                                                              16.07             14.90         1,440     2007
                                                                              11.48             16.07         1,416     2006
                                                                              10.00             11.48           195     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares         $ 8.54            $ 9.55        10,834     2012
                                                                              10.00              8.54        10,050     2011
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.87            $ 9.90            --     2012
                                                                               9.30              8.87            --     2011
                                                                               8.57              9.30            --     2010
                                                                               7.00              8.57            --     2009
                                                                              10.19              7.00            --     2008
                                                                              10.00             10.19            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $10.54            $12.15        25,463     2012
                                                                              10.09             10.54        27,431     2011
                                                                               9.09             10.09        31,144     2010
                                                                               7.68              9.09        36,173     2009
                                                                              13.16              7.68        44,318     2008
                                                                              12.75             13.16        49,930     2007
                                                                              11.08             12.75        52,895     2006
                                                                              10.76             11.08        55,753     2005
                                                                               9.84             10.76        38,000     2004
                                                                               7.56              9.84           716     2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 9.32            $10.70         5,711     2012
                                                                               9.84              9.32         6,650     2011
                                                                               9.11              9.84         8,668     2010
                                                                               6.75              9.11         8,259     2009
                                                                              11.40              6.75        17,109     2008
                                                                              10.20             11.40        20,819     2007
                                                                              10.43             10.20        20,360     2006
                                                                               9.23             10.43        15,038     2005
                                                                               8.66              9.23         7,246     2004
                                                                               7.13              8.66         1,121     2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.80            $13.53        11,298     2012
                                                      11.64             12.80        12,115     2011
                                                      11.26             11.64        14,924     2010
                                                      10.38             11.26        14,086     2009
                                                      10.72             10.38        14,910     2008
                                                       9.95             10.72         9,345     2007
                                                       9.95              9.95        14,398     2006
                                                      10.00              9.95        15,057     2005
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $13.84            $15.63         5,880     2012
                                                      13.64             13.84         5,387     2011
                                                      12.15             13.64         8,715     2010
                                                      10.45             12.15         8,955     2009
                                                      16.24             10.45         9,178     2008
                                                      16.52             16.24        10,465     2007
                                                      14.33             16.52        10,179     2006
                                                      13.92             14.33        10,976     2005
                                                      12.52             13.92         5,753     2004
                                                       9.84             12.52         2,088     2003
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $14.80            $17.65         7,351     2012
                                                      17.10             14.80         7,432     2011
                                                      15.34             17.10         8,030     2010
                                                      11.65             15.34        10,176     2009
                                                      21.47             11.65        10,479     2008
                                                      18.48             21.47        10,775     2007
                                                      15.02             18.48        12,069     2006
                                                      13.48             15.02         9,766     2005
                                                      11.92             13.48         6,074     2004
                                                       9.73             11.92           543     2003
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $12.71            $14.25        12,715     2012
                                                      12.78             12.71        18,002     2011
                                                      11.19             12.78        19,652     2010
                                                       8.46             11.19        20,804     2009
                                                      14.68              8.46        23,858     2008
                                                      12.33             14.68        38,927     2007
                                                      12.96             12.33        42,507     2006
                                                      12.89             12.96        39,611     2005
                                                      11.83             12.89        27,281     2004
                                                       9.63             11.83           181     2003
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $15.06            $16.98        43,692     2012
                                                      15.15             15.06        48,414     2011
                                                      13.58             15.15        51,570     2010
                                                      11.51             13.58        56,095     2009
                                                      15.98             11.51        60,528     2008
                                                      17.12             15.98        68,702     2007
                                                      14.66             17.12        68,569     2006
                                                      14.18             14.66        68,210     2005
                                                      12.61             14.18        60,652     2004
                                                       9.94             12.61        38,526     2003
----------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
----------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares           $ 8.79            $10.00         3,424     2012
                                                      10.00              8.79         3,514     2011
----------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $20.45            $22.82         22,303    2012
                                                                                  22.19             20.45         22,509    2011
                                                                                  18.38             22.19         23,711    2010
                                                                                  14.45             18.38         23,190    2009
                                                                                  22.14             14.45         24,095    2008
                                                                                  21.92             22.14         27,641    2007
                                                                                  17.88             21.92         29,091    2006
                                                                                  16.55             17.88         19,503    2005
                                                                                  13.40             16.55         15,012    2004
                                                                                   9.61             13.40          2,585    2003
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $ 9.13            $ 9.84          7,476    2012
                                                                                  10.00              9.13         10,677    2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.63            $18.41          2,408    2012
                                                                                  15.83             15.63          2,502    2011
                                                                                  12.65             15.83          2,830    2010
                                                                                   9.49             12.65          4,038    2009
                                                                                  16.19              9.49          3,991    2008
                                                                                  16.21             16.19          2,994    2007
                                                                                  15.29             16.21          2,849    2006
                                                                                  14.23             15.29          2,813    2005
                                                                                  12.63             14.23          2,877    2004
                                                                                   9.75             12.63            659    2003
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.10            $ 9.93         22,535    2012
                                                                                  10.26             10.10         31,690    2011
                                                                                  10.42             10.26         44,952    2010
                                                                                  10.58             10.42         27,966    2009
                                                                                  10.49             10.58         41,250    2008
                                                                                  10.17             10.49         34,106    2007
                                                                                   9.88             10.17         36,194    2006
                                                                                   9.78              9.88         34,689    2005
                                                                                   9.88              9.78         42,837    2004
                                                                                   9.99              9.88            524    2003
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.15            $11.18          2,211    2012
                                                                                  10.22             10.15         18,627    2011
                                                                                   9.05             10.22         18,661    2010
                                                                                   6.87              9.05         18,785    2009
                                                                                  10.65              6.87         19,629    2008
                                                                                  10.05             10.65         19,951    2007
                                                                                   9.35             10.05         20,973    2006
                                                                                   9.17              9.35         20,649    2005
                                                                                   8.77              9.17         16,746    2004
                                                                                   7.08              8.77             --    2003
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.96            $12.63         61,225    2012
                                                                                  11.85             11.96         83,264    2011
                                                                                  11.04             11.85         94,114    2010
                                                                                   7.77             11.04        101,130    2009
                                                                                  10.84              7.77        105,807    2008
                                                                                  10.84             10.84        154,371    2007
                                                                                  10.44             10.84        157,971    2006
                                                                                  10.22             10.44        170,984    2005
                                                                                  10.10             10.22        138,821    2004
                                                                                   9.97             10.10          5,884    2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $15.09            $17.24        15,795     2012
                                                                                   15.77             15.09        19,179     2011
                                                                                   13.71             15.77        26,824     2010
                                                                                   10.28             13.71        31,449     2009
                                                                                   18.24             10.28        33,578     2008
                                                                                   15.80             18.24        37,278     2007
                                                                                   14.41             15.80        39,948     2006
                                                                                   12.55             14.41        38,177     2005
                                                                                   11.08             12.55        22,925     2004
                                                                                    8.78             11.08         7,067     2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.82            $12.47        21,726     2012
                                                                                   10.93             10.82        28,843     2011
                                                                                    9.66             10.93        32,250     2010
                                                                                    7.56              9.66        31,207     2009
                                                                                   13.44              7.56        33,228     2008
                                                                                   13.48             13.44        50,210     2007
                                                                                   11.43             13.48        51,498     2006
                                                                                   11.00             11.43        56,495     2005
                                                                                   10.05             11.00        46,951     2004
                                                                                    7.85             10.05         4,881     2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $19.36            $21.82         7,444     2012
                                                                                   22.07             19.36         8,284     2011
                                                                                   17.44             22.07        13,060     2010
                                                                                   12.68             17.44        13,771     2009
                                                                                   21.34             12.68        11,457     2008
                                                                                   18.81             21.34        15,029     2007
                                                                                   17.00             18.81        17,171     2006
                                                                                   14.64             17.00        17,563     2005
                                                                                   11.94             14.64        10,089     2004
                                                                                    8.77             11.94           486     2003
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.74            $14.12         9,958     2012
                                                                                   12.64             12.74        14,701     2011
                                                                                   11.40             12.64        13,718     2010
                                                                                    8.55             11.40        14,753     2009
                                                                                   12.35              8.55        14,702     2008
                                                                                   12.10             12.35        12,505     2007
                                                                                   10.40             12.10         4,780     2006
                                                                                   10.00             10.40         2,692     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $12.97            $14.34        16,442     2012
                                                                                   13.38             12.97        16,375     2011
                                                                                   12.18             13.38        16,148     2010
                                                                                    9.54             12.18        12,242     2009
                                                                                   14.81              9.54        13,388     2008
                                                                                   14.17             14.81        17,283     2007
                                                                                   12.99             14.17        16,641     2006
                                                                                   13.06             12.99        15,488     2005
                                                                                   12.30             13.06        14,154     2004
                                                                                    9.84             12.30         3,985     2003
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.43            $ 9.56            --     2012
                                                                                    8.70              8.43            --     2011
                                                                                    8.02              8.70            --     2010
                                                                                    6.26              8.02            --     2009
                                                                                    9.91              6.26            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $14.10            $15.85         12,781    2012
                                                                   14.48             14.10         14,577    2011
                                                                   13.23             14.48         15,313    2010
                                                                   10.67             13.23         14,228    2009
                                                                   17.24             10.67         14,355    2008
                                                                   16.93             17.24         14,708    2007
                                                                   14.53             16.93         14,178    2006
                                                                   13.36             14.53         14,831    2005
                                                                   12.05             13.36         12,801    2004
                                                                    9.79             12.05          3,112    2003
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares             $15.85            $18.44         71,155    2012
                                                                   18.03             15.85         75,646    2011
                                                                   16.90             18.03         77,022    2010
                                                                   12.53             16.90         78,673    2009
                                                                   21.36             12.53         76,795    2008
                                                                   18.81             21.36         81,499    2007
                                                                   15.74             18.81         81,200    2006
                                                                   14.52             15.74         66,249    2005
                                                                   12.45             14.52         60,811    2004
                                                                    9.57             12.45         37,485    2003
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares              $ 7.88            $ 9.38          3,851    2012
                                                                    8.60              7.88          4,370    2011
                                                                    8.14              8.60          5,502    2010
                                                                    6.31              8.14          6,460    2009
                                                                   11.12              6.31          8,163    2008
                                                                   11.04             11.12          6,885    2007
                                                                   10.00             11.04             --    2006
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                             $13.02            $14.42          1,724    2012
                                                                   13.62             13.02          1,932    2011
                                                                   12.62             13.62          2,152    2010
                                                                   10.62             12.62          2,312    2009
                                                                   15.26             10.62          2,919    2008
                                                                   13.89             15.26          5,672    2007
                                                                   12.41             13.89          6,008    2006
                                                                   12.16             12.41          1,195    2005
                                                                   11.42             12.16             --    2004
                                                                   10.00             11.42             --    2003
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $ 9.85            $10.88             --    2012
                                                                   10.33              9.85             --    2011
                                                                    9.60             10.33             --    2010
                                                                    8.09              9.60             --    2009
                                                                   11.65              8.09             --    2008
                                                                   10.61             11.65             --    2007
                                                                   10.00             10.61             --    2006
-----------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         $13.33            $13.82         66,945    2012
                                                                   12.61             13.33         81,427    2011
                                                                   11.73             12.61        101,904    2010
                                                                   10.88             11.73        115,896    2009
                                                                   10.91             10.88         28,653    2008
                                                                   10.43             10.91            787    2007
                                                                   10.00             10.43            733    2006
-----------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.73            $11.07         1,492     2012
                                                                               9.72              9.73         1,772     2011
                                                                               8.64              9.72         2,399     2010
                                                                               6.94              8.64         1,580     2009
                                                                              11.23              6.94           158     2008
                                                                              10.86             11.23            67     2007
                                                                              10.00             10.86            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $12.79            $15.23         2,706     2012
                                                                              14.68             12.79         3,342     2011
                                                                              13.92             14.68         3,604     2010
                                                                              10.00             13.92         3,526     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.15            $11.61           243     2012
                                                                              10.12             10.15           171     2011
                                                                               8.86             10.12           203     2010
                                                                               6.70              8.86            81     2009
                                                                              11.21              6.70           239     2008
                                                                              10.21             11.21           135     2007
                                                                              10.00             10.21            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             $ 9.52            $10.88           175     2012
                                                                               9.82              9.52           184     2011
                                                                               8.35              9.82           209     2010
                                                                               6.26              8.35           844     2009
                                                                              10.39              6.26           905     2008
                                                                              10.27             10.39            73     2007
                                                                              10.00             10.27            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1               $10.25            $11.70           910     2012
                                                                              11.09             10.25         1,006     2011
                                                                               8.97             11.09         1,962     2010
                                                                               6.38              8.97         1,416     2009
                                                                              11.53              6.38            78     2008
                                                                               9.99             11.53            --     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                $15.73            $18.63        38,425     2012
                                                                              15.64             15.73        49,339     2011
                                                                              12.88             15.64        60,266     2010
                                                                              10.00             12.88        71,478     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1               $15.13            $17.83         9,348     2012
                                                                              16.15             15.13        10,627     2011
                                                                              12.91             16.15        11,897     2010
                                                                              10.00             12.91        10,236     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  $10.89            $12.60         3,237     2012
                                                                              11.27             10.89         5,636     2011
                                                                              10.09             11.27         5,539     2010
                                                                               7.67             10.09         4,823     2009
                                                                              11.95              7.67         3,540     2008
                                                                              11.00             11.95         4,577     2007
                                                                              10.00             11.00            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $10.25            $11.77         2,781     2012
                                                                        10.38             10.25         2,989     2011
                                                                         9.40             10.38         3,520     2010
                                                                         6.87              9.40         4,332     2009
                                                                        11.08              6.87         3,938     2008
                                                                        10.14             11.08         7,778     2007
                                                                         9.61             10.14         9,110     2006
                                                                         9.37              9.61        10,181     2005
                                                                         8.73              9.37         9,280     2004
                                                                         7.24              8.73         2,199     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $14.68            $15.98        12,472     2012
                                                                        14.27             14.68        13,057     2011
                                                                        13.21             14.27        17,510     2010
                                                                        10.84             13.21        19,814     2009
                                                                        12.55             10.84        21,732     2008
                                                                        12.33             12.55        24,402     2007
                                                                        11.78             12.33        27,143     2006
                                                                        11.78             11.78        23,983     2005
                                                                        11.13             11.78         9,568     2004
                                                                        10.28             11.13         3,924     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.53            $14.77        28,588     2012
                                                                        13.54             13.53        35,869     2011
                                                                        12.55             13.54        34,532     2010
                                                                        10.83             12.55        40,158     2009
                                                                        14.17             10.83        44,042     2008
                                                                        13.86             14.17        64,929     2007
                                                                        12.62             13.86        66,132     2006
                                                                        12.50             12.62        64,459     2005
                                                                        11.44             12.50        35,406     2004
                                                                        10.02             11.44         3,283     2003
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $12.94            $14.49        48,394     2012
                                                                        13.34             12.94        51,761     2011
                                                                        12.42             13.34        54,513     2010
                                                                         8.75             12.42        59,262     2009
                                                                        16.37              8.75        61,120     2008
                                                                        14.61             16.37        56,576     2007
                                                                        13.79             14.61        64,145     2006
                                                                        13.37             13.79        69,586     2005
                                                                        12.74             13.37        68,194     2004
                                                                         9.91             12.74        36,782     2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    $10.71            $12.29        18,678     2012
                                                                        10.92             10.71        26,514     2011
                                                                         9.58             10.92        26,747     2010
                                                                         7.61              9.58        28,273     2009
                                                                        12.60              7.61        32,105     2008
                                                                        12.29             12.60        53,627     2007
                                                                        10.89             12.29        53,785     2006
                                                                        10.46             10.89        52,480     2005
                                                                         9.74             10.46        43,496     2004
                                                                         7.83              9.74         4,818     2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $17.72            $20.52         7,420     2012
                                                                                 18.45             17.72         9,674     2011
                                                                                 15.23             18.45        12,851     2010
                                                                                 11.31             15.23        13,728     2009
                                                                                 18.54             11.31        13,890     2008
                                                                                 19.11             18.54        17,464     2007
                                                                                 16.94             19.11        17,144     2006
                                                                                 15.69             16.94        16,469     2005
                                                                                 13.38             15.69        11,367     2004
                                                                                  9.42             13.38           326     2003
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $16.87            $18.97         9,112     2012
                                                                                 16.59             16.87         9,798     2011
                                                                                 14.73             16.59         6,873     2010
                                                                                 10.67             14.73         4,296     2009
                                                                                 14.17             10.67         1,128     2008
                                                                                 13.92             14.17         3,703     2007
                                                                                 12.97             13.92         6,103     2006
                                                                                 12.66             12.97         2,667     2005
                                                                                 11.74             12.66            --     2004
                                                                                  9.71             11.74            --     2003
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.15            $12.66        11,988     2012
                                                                                 12.21             12.15        14,574     2011
                                                                                 11.79             12.21        17,416     2010
                                                                                 10.57             11.79        13,668     2009
                                                                                 10.79             10.57        18,377     2008
                                                                                 10.21             10.79        14,746     2007
                                                                                  9.98             10.21        14,852     2006
                                                                                 10.00              9.98        12,710     2005
-------------------------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                   $ 8.49            $10.62           501     2012
                                                                               9.31              8.49           541     2011
                                                                               8.12              9.31           506     2010
                                                                               6.33              8.12         1,055     2009
                                                                              11.71              6.33         1,130     2008
                                                                              12.71             11.71           422     2007
                                                                              10.00             12.71            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares         $ 8.50            $ 9.45            --     2012
                                                                              10.00              8.50            --     2011
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.64            $ 9.58            --     2012
                                                                               9.11              8.64            --     2011
                                                                               8.45              9.11            --     2010
                                                                               6.94              8.45            --     2009
                                                                              10.17              6.94            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 8.83            $10.12            --     2012
                                                                               8.51              8.83            --     2011
                                                                               7.71              8.51            --     2010
                                                                               6.55              7.71         2,762     2009
                                                                              11.30              6.55         2,756     2008
                                                                              11.02             11.30            --     2007
                                                                              10.00             11.02            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.74            $ 9.98            --     2012
                                                                               9.29              8.74            --     2011
                                                                               8.65              9.29            --     2010
                                                                               6.45              8.65            --     2009
                                                                              10.96              6.45            --     2008
                                                                               9.86             10.96            --     2007
                                                                              10.00              9.86            --     2006
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   $12.65            $13.29         1,953     2012
                                                                              11.58             12.65         1,810     2011
                                                                              11.26             11.58         1,997     2010
                                                                              10.45             11.26         3,020     2009
                                                                              10.86             10.45         2,582     2008
                                                                              10.14             10.86            --     2007
                                                                              10.00             10.14         2,358     2006
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         $ 8.95            $10.05            --     2012
                                                                               8.88              8.95            --     2011
                                                                               7.95              8.88            --     2010
                                                                               6.89              7.95            --     2009
                                                                              10.76              6.89            --     2008
                                                                              11.02             10.76            --     2007
                                                                              10.00             11.02            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $ 8.36            $ 9.90         2,134     2012
                                                                                   9.71              8.36         2,193     2011
                                                                                   8.77              9.71         1,928     2010
                                                                                   6.70              8.77         4,373     2009
                                                                                  12.42              6.70         4,727     2008
                                                                                  10.76             12.42         4,891     2007
                                                                                  10.00             10.76         4,926     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.65            $10.75            --     2012
                                                                                   9.76              9.65            --     2011
                                                                                   8.60              9.76            --     2010
                                                                                   6.54              8.60            --     2009
                                                                                  11.42              6.54            --     2008
                                                                                   9.65             11.42            --     2007
                                                                                  10.00              9.65            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.52            $10.67            --     2012
                                                                                   9.64              9.52            --     2011
                                                                                   8.69              9.64            --     2010
                                                                                   7.41              8.69            --     2009
                                                                                  10.35              7.41            --     2008
                                                                                  11.16             10.35            --     2007
                                                                                  10.00             11.16           722     2006
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $ 8.75            $ 9.90            --     2012
                                                                                  10.00              8.75            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 9.48            $10.51            --     2012
                                                                                  10.34              9.48            --     2011
                                                                                   8.62             10.34            --     2010
                                                                                   6.82              8.62            --     2009
                                                                                  10.51              6.82            --     2008
                                                                                  10.47             10.51            --     2007
                                                                                  10.00             10.47            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $ 9.10            $ 9.74            --     2012
                                                                                  10.00              9.10            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.12            $10.68            --     2012
                                                                                   9.29              9.12            --     2011
                                                                                   7.47              9.29            --     2010
                                                                                   5.64              7.47            --     2009
                                                                                   9.68              5.64            --     2008
                                                                                   9.75              9.68            --     2007
                                                                                  10.00              9.75            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.80            $ 9.58            --     2012
                                                                                  10.01              9.80         2,063     2011
                                                                                  10.24             10.01         2,066     2010
                                                                                  10.46             10.24         2,069     2009
                                                                                  10.43             10.46         2,072     2008
                                                                                  10.17             10.43            --     2007
                                                                                  10.00             10.17            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $10.29            $11.27            --     2012
                                                                                10.43             10.29            --     2011
                                                                                 9.28             10.43            --     2010
                                                                                 7.10              9.28            --     2009
                                                                                11.07              7.10            --     2008
                                                                                10.50             11.07            --     2007
                                                                                10.00             10.50            --     2006
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $10.92            $11.46         1,365     2012
                                                                                10.88             10.92            --     2011
                                                                                10.20             10.88            --     2010
                                                                                 7.23             10.20           846     2009
                                                                                10.14              7.23           927     2008
                                                                                10.20             10.14         1,989     2007
                                                                                10.00             10.20            --     2006
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $ 9.48            $10.77         1,939     2012
                                                                                 9.97              9.48         1,457     2011
                                                                                 8.72              9.97         1,410     2010
                                                                                 6.58              8.72         2,456     2009
                                                                                11.74              6.58         2,684     2008
                                                                                10.24             11.74         2,144     2007
                                                                                10.00             10.24         1,569     2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $ 8.55            $ 9.78         1,600     2012
                                                                                 8.68              8.55         1,627     2011
                                                                                 7.72              8.68         1,627     2010
                                                                                 6.08              7.72         2,202     2009
                                                                                10.87              6.08         2,326     2008
                                                                                10.98             10.87         1,838     2007
                                                                                10.00             10.98            --     2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $ 9.77            $10.94            --     2012
                                                                                11.20              9.77            --     2011
                                                                                 8.91             11.20            --     2010
                                                                                 6.52              8.91            --     2009
                                                                                11.04              6.52            --     2008
                                                                                 9.78             11.04            --     2007
                                                                                10.00              9.78            --     2006
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $11.29            $12.44         3,404     2012
                                                                                11.27             11.29        12,157     2011
                                                                                10.23             11.27        12,900     2010
                                                                                 7.71             10.23        14,387     2009
                                                                                11.21              7.71        16,004     2008
                                                                                11.05             11.21        16,283     2007
                                                                                10.00             11.05        15,273     2006
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                  $ 9.48            $10.42            --     2012
                                                                                 9.84              9.48            --     2011
                                                                                 9.02              9.84            --     2010
                                                                                 7.11              9.02            --     2009
                                                                                11.10              7.11            --     2008
                                                                                10.68             11.10            --     2007
                                                                                10.00             10.68         3,379     2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.21            $ 9.26            --     2012
                                                                                    8.52              8.21            --     2011
                                                                                    7.90              8.52            --     2010
                                                                                    6.20              7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.77            $ 9.80         1,601     2012
                                                                                    9.06              8.77         1,585     2011
                                                                                    8.33              9.06         1,544     2010
                                                                                    6.76              8.33            --     2009
                                                                                   10.99              6.76            --     2008
                                                                                   10.86             10.99         2,277     2007
                                                                                   10.00             10.86         1,488     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 8.82            $10.20         3,642     2012
                                                                                   10.10              8.82         2,071     2011
                                                                                    9.52             10.10         1,869     2010
                                                                                    7.10              9.52         4,059     2009
                                                                                   12.18              7.10         4,438     2008
                                                                                   10.79             12.18         5,854     2007
                                                                                   10.00             10.79         5,270     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.61            $ 9.01         2,350     2012
                                                                                    8.36              7.61         1,808     2011
                                                                                    7.96              8.36         1,681     2010
                                                                                    6.21              7.96         3,229     2009
                                                                                   11.01              6.21         3,378     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 9.52            $10.45         3,784     2012
                                                                                   10.04              9.52        14,008     2011
                                                                                    9.39             10.04        14,151     2010
                                                                                    7.96              9.39        15,377     2009
                                                                                   11.53              7.96        14,558     2008
                                                                                   10.57             11.53        15,655     2007
                                                                                   10.00             10.57        15,723     2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $12.88            $13.27         7,066     2012
                                                                                   12.26             12.88         7,134     2011
                                                                                   11.47             12.26         7,543     2010
                                                                                   10.70             11.47         3,696     2009
                                                                                   10.80             10.70         1,570     2008
                                                                                   10.39             10.80         3,282     2007
                                                                                   10.00             10.39         5,764     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 9.40            $10.62         4,421     2012
                                                                                    9.45              9.40         5,891     2011
                                                                                    8.44              9.45         5,936     2010
                                                                                    6.83              8.44         2,021     2009
                                                                                   11.12              6.83         2,050     2008
                                                                                   10.82             11.12         1,348     2007
                                                                                   10.00             10.82            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.80            $11.15         1,866     2012
                                                                           9.84              9.80         1,406     2011
                                                                           8.66              9.84         1,421     2010
                                                                           6.60              8.66         2,470     2009
                                                                          11.10              6.60         2,664     2008
                                                                          10.17             11.10         2,256     2007
                                                                          10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.20            $10.44         1,506     2012
                                                                           9.55              9.20         1,504     2011
                                                                           8.17              9.55         1,465     2010
                                                                           6.16              8.17         1,052     2009
                                                                          10.29              6.16         1,167     2008
                                                                          10.23             10.29         1,945     2007
                                                                          10.00             10.23            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 9.90            $11.24         1,397     2012
                                                                          10.78              9.90         1,379     2011
                                                                           8.77             10.78         1,294     2010
                                                                           6.27              8.77           982     2009
                                                                          11.41              6.27         1,139     2008
                                                                           9.95             11.41            --     2007
                                                                          10.00              9.95            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $10.52            $12.10         3,887     2012
                                                                          10.96             10.52         5,246     2011
                                                                           9.86             10.96         5,133     2010
                                                                           7.54              9.86         2,162     2009
                                                                          11.83              7.54         2,333     2008
                                                                          10.96             11.83         1,687     2007
                                                                          10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.04            $11.46            --     2012
                                                                          10.23             10.04            --     2011
                                                                           9.33             10.23            --     2010
                                                                           6.86              9.33            --     2009
                                                                          11.12              6.86            --     2008
                                                                          10.25             11.12            --     2007
                                                                          10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $11.99            $12.97            --     2012
                                                                          11.72             11.99            --     2011
                                                                          10.92             11.72            --     2010
                                                                           9.01             10.92           780     2009
                                                                          10.50              9.01           761     2008
                                                                          10.39             10.50            --     2007
                                                                          10.00             10.39            --     2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $10.10            $10.95           510     2012
                                                                          10.16             10.10           506     2011
                                                                           9.48             10.16           512     2010
                                                                           8.23              9.48           507     2009
                                                                          10.83              8.23           470     2008
                                                                          10.66             10.83           510     2007
                                                                          10.00             10.66           498     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.73            $ 9.71            --     2012
                                                                                  9.05              8.73            --     2011
                                                                                  8.47              9.05            --     2010
                                                                                  6.01              8.47            --     2009
                                                                                 11.31              6.01            --     2008
                                                                                 10.16             11.31            --     2007
                                                                                 10.00             10.16         1,967     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.03            $10.29            --     2012
                                                                                  9.26              9.03            --     2011
                                                                                  8.17              9.26            --     2010
                                                                                  6.53              8.17            --     2009
                                                                                 10.88              6.53            --     2008
                                                                                 10.68             10.88            --     2007
                                                                                 10.00             10.68         3,390     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.93            $10.27         3,086     2012
                                                                                  9.35              8.93         3,083     2011
                                                                                  7.77              9.35         2,992     2010
                                                                                  5.80              7.77         1,110     2009
                                                                                  9.57              5.80         1,259     2008
                                                                                  9.93              9.57         1,559     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.32            $13.77           759     2012
                                                                                 12.19             12.32         1,126     2011
                                                                                 10.89             12.19         1,147     2010
                                                                                  7.94             10.89           793     2009
                                                                                 10.61              7.94           893     2008
                                                                                 10.48             10.61            --     2007
                                                                                 10.00             10.48         1,535     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.77            $12.18         5,133     2012
                                                                                 11.90             11.77         4,684     2011
                                                                                 11.56             11.90         4,678     2010
                                                                                 10.43             11.56         5,907     2009
                                                                                 10.71             10.43         5,248     2008
                                                                                 10.20             10.71        10,391     2007
                                                                                 10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                   $ 8.56            $10.72         4,655     2012
                                                                               9.37              8.56         5,470     2011
                                                                               8.16              9.37         5,158     2010
                                                                               6.36              8.16        12,175     2009
                                                                              11.74              6.36        15,859     2008
                                                                              12.72             11.74         6,258     2007
                                                                              10.00             12.72            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares         $ 8.51            $ 9.48            --     2012
                                                                              10.00              8.51            --     2011
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.70            $ 9.66            --     2012
                                                                               9.16              8.70            --     2011
                                                                               8.48              9.16            --     2010
                                                                               6.95              8.48            --     2009
                                                                              10.17              6.95            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 8.90            $10.22            --     2012
                                                                               8.57              8.90            --     2011
                                                                               7.76              8.57            --     2010
                                                                               6.58              7.76        31,770     2009
                                                                              11.33              6.58        38,294     2008
                                                                              11.03             11.33            --     2007
                                                                              10.00             11.03            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.82            $10.08            --     2012
                                                                               9.35              8.82            --     2011
                                                                               8.69              9.35            --     2010
                                                                               6.47              8.69            --     2009
                                                                              10.98              6.47            --     2008
                                                                               9.87             10.98            --     2007
                                                                              10.00              9.87            --     2006
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   $12.76            $13.43        18,166     2012
                                                                              11.66             12.76        18,169     2011
                                                                              11.33             11.66        20,299     2010
                                                                              10.49             11.33        34,715     2009
                                                                              10.88             10.49        36,363     2008
                                                                              10.15             10.88            --     2007
                                                                              10.00             10.15        22,469     2006
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         $ 9.03            $10.15            --     2012
                                                                               8.94              9.03            --     2011
                                                                               8.00              8.94            --     2010
                                                                               6.91              8.00            --     2009
                                                                              10.79              6.91            --     2008
                                                                              11.03             10.79            --     2007
                                                                              10.00             11.03            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $ 8.43            $10.00        19,825     2012
                                                                                   9.78              8.43        22,124     2011
                                                                                   8.82              9.78        19,511     2010
                                                                                   6.73              8.82        50,453     2009
                                                                                  12.45              6.73        66,049     2008
                                                                                  10.77             12.45        72,393     2007
                                                                                  10.00             10.77        46,897     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.73            $10.86            --     2012
                                                                                   9.83              9.73            --     2011
                                                                                   8.65              9.83            --     2010
                                                                                   6.56              8.65            --     2009
                                                                                  11.45              6.56            --     2008
                                                                                   9.66             11.45            --     2007
                                                                                  10.00              9.66            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.60            $10.78            --     2012
                                                                                   9.71              9.60            --     2011
                                                                                   8.74              9.71            --     2010
                                                                                   7.44              8.74            --     2009
                                                                                  10.37              7.44            --     2008
                                                                                  11.17             10.37            --     2007
                                                                                  10.00             11.17         6,887     2006
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $ 8.76            $ 9.92            --     2012
                                                                                  10.00              8.76            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 9.56            $10.61            --     2012
                                                                                  10.42              9.56            --     2011
                                                                                   8.67             10.42            --     2010
                                                                                   6.85              8.67            --     2009
                                                                                  10.54              6.85            --     2008
                                                                                  10.48             10.54            --     2007
                                                                                  10.00             10.48            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $ 9.11            $ 9.76            --     2012
                                                                                  10.00              9.11            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.20            $10.79            --     2012
                                                                                   9.36              9.20            --     2011
                                                                                   7.52              9.36            --     2010
                                                                                   5.66              7.52            --     2009
                                                                                   9.70              5.66            --     2008
                                                                                   9.76              9.70            --     2007
                                                                                  10.00              9.76            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.88            $ 9.68            --     2012
                                                                                  10.09              9.88         3,308     2011
                                                                                  10.30             10.09         3,311     2010
                                                                                  10.50             10.30            --     2009
                                                                                  10.45             10.50            --     2008
                                                                                  10.18             10.45            --     2007
                                                                                  10.00             10.18            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $10.38            $11.38             --    2012
                                                                                10.50             10.38             --    2011
                                                                                 9.34             10.50             --    2010
                                                                                 7.13              9.34             --    2009
                                                                                11.09              7.13             --    2008
                                                                                10.51             11.09             --    2007
                                                                                10.00             10.51             --    2006
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $11.01            $11.58         12,704    2012
                                                                                10.96             11.01             --    2011
                                                                                10.26             10.96             --    2010
                                                                                 7.26             10.26          9,709    2009
                                                                                10.17              7.26         13,076    2008
                                                                                10.21             10.17         29,590    2007
                                                                                10.00             10.21             --    2006
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $ 9.56            $10.88         18,038    2012
                                                                                10.04              9.56         14,690    2011
                                                                                 8.77             10.04         14,308    2010
                                                                                 6.61              8.77         28,337    2009
                                                                                11.77              6.61         37,321    2008
                                                                                10.25             11.77         31,876    2007
                                                                                10.00             10.25         14,909    2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $ 8.62            $ 9.88         14,864    2012
                                                                                 8.74              8.62         16,400    2011
                                                                                 7.77              8.74         16,514    2010
                                                                                 6.11              7.77         25,401    2009
                                                                                10.90              6.11         32,226    2008
                                                                                10.99             10.90         27,333    2007
                                                                                10.00             10.99             --    2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $ 9.85            $11.06             --    2012
                                                                                11.28              9.85             --    2011
                                                                                 8.96             11.28             --    2010
                                                                                 6.54              8.96             --    2009
                                                                                11.06              6.54             --    2008
                                                                                 9.79             11.06             --    2007
                                                                                10.00              9.79             --    2006
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $11.39            $12.56        225,672    2012
                                                                                11.35             11.39        257,552    2011
                                                                                10.29             11.35        290,824    2010
                                                                                 7.75             10.29        318,316    2009
                                                                                11.24              7.75        377,381    2008
                                                                                11.06             11.24        351,153    2007
                                                                                10.00             11.06        227,480    2006
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                  $ 9.56            $10.52             --    2012
                                                                                 9.91              9.56             --    2011
                                                                                 9.07              9.91             --    2010
                                                                                 7.14              9.07             --    2009
                                                                                11.13              7.14             --    2008
                                                                                10.70             11.13             --    2007
                                                                                10.00             10.70         32,185    2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.26            $ 9.33          3,192    2012
                                                                                    8.57              8.26          3,539    2011
                                                                                    7.93              8.57          3,708    2010
                                                                                    6.22              7.93          3,988    2009
                                                                                    9.90              6.22             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.85            $ 9.90         14,881    2012
                                                                                    9.13              8.85         15,967    2011
                                                                                    8.38              9.13         15,671    2010
                                                                                    6.79              8.38             --    2009
                                                                                   11.02              6.79             --    2008
                                                                                   10.87             11.02         33,834    2007
                                                                                   10.00             10.87         14,169    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 8.90            $10.31         33,748    2012
                                                                                   10.17              8.90         20,899    2011
                                                                                    9.58             10.17         18,895    2010
                                                                                    7.13              9.58         46,792    2009
                                                                                   12.22              7.13         62,230    2008
                                                                                   10.80             12.22         86,451    2007
                                                                                   10.00             10.80         50,091    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.67            $ 9.10         21,780    2012
                                                                                    8.42              7.67         18,241    2011
                                                                                    8.01              8.42         17,009    2010
                                                                                    6.23              8.01         37,171    2009
                                                                                   11.04              6.23         47,182    2008
                                                                                   11.01             11.04             --    2007
                                                                                   10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 9.60            $10.56        216,637    2012
                                                                                   10.12              9.60        239,839    2011
                                                                                    9.44             10.12        256,310    2010
                                                                                    8.00              9.44        272,772    2009
                                                                                   11.56              8.00        289,323    2008
                                                                                   10.58             11.56        303,234    2007
                                                                                   10.00             10.58        229,716    2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $12.99            $13.40         65,713    2012
                                                                                   12.34             12.99         71,584    2011
                                                                                   11.54             12.34         76,565    2010
                                                                                   10.74             11.54         42,440    2009
                                                                                   10.83             10.74         22,155    2008
                                                                                   10.40             10.83         48,764    2007
                                                                                   10.00             10.40         55,006    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 9.48            $10.73         41,123    2012
                                                                                    9.52              9.48         59,388    2011
                                                                                    8.49              9.52         60,253    2010
                                                                                    6.86              8.49         23,291    2009
                                                                                   11.15              6.86         28,481    2008
                                                                                   10.83             11.15         20,052    2007
                                                                                   10.00             10.83             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.89            $11.26        17,387     2012
                                                                           9.91              9.89        14,165     2011
                                                                           8.71              9.91        14,417     2010
                                                                           6.62              8.71        28,490     2009
                                                                          11.12              6.62        37,143     2008
                                                                          10.18             11.12        33,521     2007
                                                                          10.00             10.18            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.28            $10.55        14,014     2012
                                                                           9.62              9.28        15,187     2011
                                                                           8.21              9.62        14,853     2010
                                                                           6.18              8.21        12,130     2009
                                                                          10.31              6.18        16,254     2008
                                                                          10.24             10.31        28,914     2007
                                                                          10.00             10.24            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 9.98            $11.35        13,020     2012
                                                                          10.86              9.98        13,907     2011
                                                                           8.82             10.86        13,123     2010
                                                                           6.30              8.82        11,327     2009
                                                                          11.44              6.30        15,881     2008
                                                                           9.96             11.44            --     2007
                                                                          10.00              9.96            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $10.61            $12.22        36,175     2012
                                                                          11.04             10.61        52,854     2011
                                                                           9.92             11.04        52,116     2010
                                                                           7.58              9.92        24,928     2009
                                                                          11.86              7.58        32,406     2008
                                                                          10.97             11.86        25,106     2007
                                                                          10.00             10.97            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.13            $11.58            --     2012
                                                                          10.30             10.13            --     2011
                                                                           9.38             10.30            --     2010
                                                                           6.88              9.38            --     2009
                                                                          11.15              6.88            --     2008
                                                                          10.26             11.15            --     2007
                                                                          10.00             10.26            --     2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $12.09            $13.10            --     2012
                                                                          11.81             12.09            --     2011
                                                                          10.98             11.81            --     2010
                                                                           9.05             10.98         8,956     2009
                                                                          10.53              9.05        10,751     2008
                                                                          10.40             10.53            --     2007
                                                                          10.00             10.40            --     2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $10.18            $11.07        46,345     2012
                                                                          10.23             10.18        56,112     2011
                                                                           9.53             10.23        60,755     2010
                                                                           8.26              9.53        63,380     2009
                                                                          10.86              8.26        54,783     2008
                                                                          10.67             10.86        42,126     2007
                                                                          10.00             10.67        25,243     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.80            $ 9.81             --    2012
                                                                                  9.11              8.80             --    2011
                                                                                  8.52              9.11             --    2010
                                                                                  6.04              8.52             --    2009
                                                                                 11.34              6.04             --    2008
                                                                                 10.17             11.34             --    2007
                                                                                 10.00             10.17         18,698    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.10            $10.40             --    2012
                                                                                  9.32              9.10             --    2011
                                                                                  8.22              9.32             --    2010
                                                                                  6.55              8.22             --    2009
                                                                                 10.90              6.55             --    2008
                                                                                 10.69             10.90             --    2007
                                                                                 10.00             10.69         32,309    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.00            $10.38         28,767    2012
                                                                                  9.42              9.00         31,119    2011
                                                                                  7.81              9.42         30,327    2010
                                                                                  5.83              7.81         12,811    2009
                                                                                  9.60              5.83         17,428    2008
                                                                                  9.94              9.60         23,238    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.43            $13.91          7,051    2012
                                                                                 12.28             12.43         11,308    2011
                                                                                 10.95             12.28         11,628    2010
                                                                                  7.97             10.95          9,095    2009
                                                                                 10.64              7.97         12,655    2008
                                                                                 10.49             10.64             --    2007
                                                                                 10.00             10.49         14,648    2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.87            $12.31         47,750    2012
                                                                                 11.99             11.87         47,004    2011
                                                                                 11.62             11.99         47,421    2010
                                                                                 10.47             11.62         67,813    2009
                                                                                 10.73             10.47         73,928    2008
                                                                                 10.21             10.73        154,508    2007
                                                                                 10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                   $ 6.34            $ 7.92          --       2012
                                                                               6.95              6.34          --       2011
                                                                               6.07              6.95          --       2010
                                                                               4.74              6.07          --       2009
                                                                               8.78              4.74          --       2008
                                                                              10.00              8.78          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares         $ 8.49            $ 9.44          --       2012
                                                                              10.00              8.49          --       2011
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.60            $ 9.53          --       2012
                                                                               9.08              8.60          --       2011
                                                                               8.43              9.08          --       2010
                                                                               6.93              8.43          --       2009
                                                                              10.16              6.93          --       2008
                                                                              10.00             10.16          --       2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 8.78            $10.05          --       2012
                                                                               8.47              8.78          --       2011
                                                                               7.68              8.47          --       2010
                                                                               6.53              7.68          --       2009
                                                                              11.28              6.53          --       2008
                                                                              11.01             11.28          --       2007
                                                                              10.00             11.01          --       2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.69            $ 9.91          --       2012
                                                                               9.24              8.69          --       2011
                                                                               8.61              9.24          --       2010
                                                                               6.43              8.61          --       2009
                                                                              10.94              6.43          --       2008
                                                                               9.85             10.94          --       2007
                                                                              10.00              9.85          --       2006
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   $12.58            $13.20          --       2012
                                                                              11.52             12.58          --       2011
                                                                              11.22             11.52          --       2010
                                                                              10.42             11.22          --       2009
                                                                              10.84             10.42          --       2008
                                                                              10.13             10.84          --       2007
                                                                              10.00             10.13          --       2006
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         $ 7.67            $ 8.59          --       2012
                                                                               7.61              7.67          --       2011
                                                                               6.82              7.61          --       2010
                                                                               5.91              6.82          --       2009
                                                                               9.25              5.91          --       2008
                                                                              10.00              9.25          --       2007
----------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           $ 7.21            $ 8.54          --       2012
                                                                               8.39              7.21          --       2011
                                                                               7.58              8.39          --       2010
                                                                               5.80              7.58          --       2009
                                                                              10.76              5.80          --       2008
                                                                              10.00             10.76          --       2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.62            $10.71          --       2012
                                                                                   9.74              9.62          --       2011
                                                                                   8.59              9.74          --       2010
                                                                                   6.54              8.59          --       2009
                                                                                  11.44              6.54          --       2008
                                                                                  10.00             11.44          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 8.14            $ 9.11          --       2012
                                                                                   8.25              8.14          --       2011
                                                                                   7.44              8.25          --       2010
                                                                                   6.35              7.44          --       2009
                                                                                   8.88              6.35          --       2008
                                                                                  10.00              8.88          --       2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $ 8.75            $ 9.88          --       2012
                                                                                  10.00              8.75          --       2011
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 8.56            $ 9.49          --       2012
                                                                                   9.36              8.56          --       2011
                                                                                   7.81              9.36          --       2010
                                                                                   6.18              7.81          --       2009
                                                                                   9.54              6.18          --       2008
                                                                                  10.00              9.54          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $ 9.09            $ 9.72          --       2012
                                                                                  10.00              9.09          --       2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 8.66            $10.12          --       2012
                                                                                   8.82              8.66          --       2011
                                                                                   7.11              8.82          --       2010
                                                                                   5.37              7.11          --       2009
                                                                                   9.22              5.37          --       2008
                                                                                  10.00              9.22          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.51            $ 9.29          --       2012
                                                                                   9.73              9.51          --       2011
                                                                                   9.96              9.73          --       2010
                                                                                  10.18              9.96          --       2009
                                                                                  10.16             10.18          --       2008
                                                                                  10.00             10.16          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 9.33            $10.20          --       2012
                                                                                   9.46              9.33          --       2011
                                                                                   8.43              9.46          --       2010
                                                                                   6.45              8.43          --       2009
                                                                                  10.07              6.45          --       2008
                                                                                  10.00             10.07          --       2007
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $10.86            $11.38          --       2012
                                                                                  10.83             10.86          --       2011
                                                                                  10.16             10.83          --       2010
                                                                                   7.21             10.16          --       2009
                                                                                  10.12              7.21          --       2008
                                                                                  10.20             10.12          --       2007
                                                                                  10.00             10.20          --       2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.42            $10.69          --       2012
                                                                                    9.92              9.42          --       2011
                                                                                    8.69              9.92          --       2010
                                                                                    6.56              8.69          --       2009
                                                                                   11.72              6.56          --       2008
                                                                                   10.23             11.72          --       2007
                                                                                   10.00             10.23          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.50            $ 9.72          --       2012
                                                                                    8.64              8.50          --       2011
                                                                                    7.69              8.64          --       2010
                                                                                    6.06              7.69          --       2009
                                                                                   10.85              6.06          --       2008
                                                                                   10.97             10.85          --       2007
                                                                                   10.00             10.97          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.71            $10.87          --       2012
                                                                                   11.15              9.71          --       2011
                                                                                    8.88             11.15          --       2010
                                                                                    6.50              8.88          --       2009
                                                                                   11.02              6.50          --       2008
                                                                                    9.78             11.02          --       2007
                                                                                   10.00              9.78          --       2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.22            $12.35          --       2012
                                                                                   11.22             11.22          --       2011
                                                                                   10.19             11.22          --       2010
                                                                                    7.69             10.19          --       2009
                                                                                   11.19              7.69          --       2008
                                                                                   11.04             11.19          --       2007
                                                                                   10.00             11.04          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 8.30            $ 9.11          --       2012
                                                                                    8.62              8.30          --       2011
                                                                                    7.91              8.62          --       2010
                                                                                    6.24              7.91          --       2009
                                                                                    9.75              6.24          --       2008
                                                                                   10.00              9.75          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.17            $ 9.20          --       2012
                                                                                    8.49              8.17          --       2011
                                                                                    7.88              8.49          --       2010
                                                                                    6.20              7.88          --       2009
                                                                                    9.89              6.20          --       2008
                                                                                   10.00              9.89          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.72            $ 9.73          --       2012
                                                                                    9.02              8.72          --       2011
                                                                                    8.30              9.02          --       2010
                                                                                    6.74              8.30          --       2009
                                                                                   10.97              6.74          --       2008
                                                                                   10.86             10.97          --       2007
                                                                                   10.00             10.86          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 7.66            $ 8.85          --       2012
                                                                                    8.78              7.66          --       2011
                                                                                    8.29              8.78          --       2010
                                                                                    6.19              8.29          --       2009
                                                                                   10.62              6.19          --       2008
                                                                                   10.00             10.62          --       2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                     $ 7.56            $ 8.95          --       2012
                                                                           8.32              7.56          --       2011
                                                                           7.93              8.32          --       2010
                                                                           6.19              7.93          --       2009
                                                                          10.99              6.19          --       2008
                                                                          10.99             10.99          --       2007
                                                                          10.00             10.99          --       2006
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 9.46            $10.38          --       2012
                                                                          10.00              9.46          --       2011
                                                                           9.35             10.00          --       2010
                                                                           7.94              9.35          --       2009
                                                                          11.51              7.94          --       2008
                                                                          10.56             11.51          --       2007
                                                                          10.00             10.56          --       2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.19            $12.54          --       2012
                                                                          11.61             12.19          --       2011
                                                                          10.88             11.61          --       2010
                                                                          10.15             10.88          --       2009
                                                                          10.26             10.15          --       2008
                                                                          10.00             10.26          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 8.28            $ 9.35          --       2012
                                                                           8.33              8.28          --       2011
                                                                           7.46              8.33          --       2010
                                                                           6.04              7.46          --       2009
                                                                           9.84              6.04          --       2008
                                                                          10.00              9.84          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.01            $10.23          --       2012
                                                                           9.05              9.01          --       2011
                                                                           7.98              9.05          --       2010
                                                                           6.08              7.98          --       2009
                                                                          10.24              6.08          --       2008
                                                                          10.00             10.24          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 8.25            $ 9.36          --       2012
                                                                           8.57              8.25          --       2011
                                                                           7.34              8.57          --       2010
                                                                           5.54              7.34          --       2009
                                                                           9.26              5.54          --       2008
                                                                          10.00              9.26          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 9.27            $10.51          --       2012
                                                                          10.11              9.27          --       2011
                                                                           8.23             10.11          --       2010
                                                                           5.89              8.23          --       2009
                                                                          10.73              5.89          --       2008
                                                                          10.00             10.73          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 9.01            $10.36          --       2012
                                                                           9.40              9.01          --       2011
                                                                           8.47              9.40          --       2010
                                                                           6.48              8.47          --       2009
                                                                          10.18              6.48          --       2008
                                                                          10.00             10.18          --       2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 9.98            $11.38          --       2012
                                                                                 10.18              9.98          --       2011
                                                                                  9.29             10.18          --       2010
                                                                                  6.84              9.29          --       2009
                                                                                 11.11              6.84          --       2008
                                                                                 10.24             11.11          --       2007
                                                                                 10.00             10.24          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.28            $12.19          --       2012
                                                                                 11.04             11.28          --       2011
                                                                                 10.29             11.04          --       2010
                                                                                  8.50             10.29          --       2009
                                                                                  9.92              8.50          --       2008
                                                                                 10.00              9.92          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.04            $10.88          --       2012
                                                                                 10.11             10.04          --       2011
                                                                                  9.44             10.11          --       2010
                                                                                  8.21              9.44          --       2009
                                                                                 10.82              8.21          --       2008
                                                                                 10.65             10.82          --       2007
                                                                                 10.00             10.65          --       2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.68            $ 9.65          --       2012
                                                                                  9.00              8.68          --       2011
                                                                                  8.44              9.00          --       2010
                                                                                  5.99              8.44          --       2009
                                                                                 11.29              5.99          --       2008
                                                                                 10.15             11.29          --       2007
                                                                                 10.00             10.15          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.97            $10.22          --       2012
                                                                                  9.21              8.97          --       2011
                                                                                  8.14              9.21          --       2010
                                                                                  6.51              8.14          --       2009
                                                                                 10.86              6.51          --       2008
                                                                                 10.67             10.86          --       2007
                                                                                 10.00             10.67          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.88            $10.20          --       2012
                                                                                  9.31              8.88          --       2011
                                                                                  7.74              9.31          --       2010
                                                                                  5.79              7.74          --       2009
                                                                                  9.56              5.79          --       2008
                                                                                  9.92              9.56          --       2007
                                                                                 10.00              9.92          --       2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.25            $13.68          --       2012
                                                                                 12.13             12.25          --       2011
                                                                                 10.85             12.13          --       2010
                                                                                  7.92             10.85          --       2009
                                                                                 10.59              7.92          --       2008
                                                                                 10.48             10.59          --       2007
                                                                                 10.00             10.48          --       2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.70            $12.10          --       2012
                                                                 11.84             11.70          --       2011
                                                                 11.51             11.84          --       2010
                                                                 10.40             11.51          --       2009
                                                                 10.69             10.40          --       2008
                                                                 10.19             10.69          --       2007
                                                                 10.00             10.19          --       2006
---------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                   $ 8.49            $10.62           --      2012
                                                                               9.31              8.49           --      2011
                                                                               8.12              9.31           --      2010
                                                                               6.33              8.12          290      2009
                                                                              11.71              6.33          312      2008
                                                                              12.71             11.71          118      2007
                                                                              10.00             12.71           --      2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares         $ 8.50            $ 9.45           --      2012
                                                                              10.00              8.50           --      2011
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.64            $ 9.58           --      2012
                                                                               9.11              8.64           --      2011
                                                                               8.45              9.11           --      2010
                                                                               6.94              8.45           --      2009
                                                                              10.17              6.94           --      2008
                                                                              10.00             10.17           --      2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 8.83            $10.12           --      2012
                                                                               8.51              8.83           --      2011
                                                                               7.71              8.51           --      2010
                                                                               6.55              7.71          762      2009
                                                                              11.30              6.55          771      2008
                                                                              11.02             11.30           --      2007
                                                                              10.00             11.02           --      2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.74            $ 9.98           --      2012
                                                                               9.29              8.74           --      2011
                                                                               8.65              9.29           --      2010
                                                                               6.45              8.65           --      2009
                                                                              10.96              6.45           --      2008
                                                                               9.86             10.96           --      2007
                                                                              10.00              9.86           --      2006
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   $12.65            $13.29           --      2012
                                                                              11.58             12.65           --      2011
                                                                              11.26             11.58           --      2010
                                                                              10.45             11.26          826      2009
                                                                              10.86             10.45          731      2008
                                                                              10.14             10.86           --      2007
                                                                              10.00             10.14           --      2006
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         $ 8.95            $10.05           --      2012
                                                                               8.88              8.95           --      2011
                                                                               7.95              8.88           --      2010
                                                                               6.89              7.95           --      2009
                                                                              10.76              6.89           --      2008
                                                                              11.02             10.76           --      2007
                                                                              10.00             11.02           --      2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $ 8.36            $ 9.90            --     2012
                                                                                   9.71              8.36            --     2011
                                                                                   8.77              9.71            --     2010
                                                                                   6.70              8.77         1,191     2009
                                                                                  12.42              6.70         1,334     2008
                                                                                  10.76             12.42         1,408     2007
                                                                                  10.00             10.76            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.65            $10.75            --     2012
                                                                                   9.76              9.65            --     2011
                                                                                   8.60              9.76            --     2010
                                                                                   6.54              8.60            --     2009
                                                                                  11.42              6.54            --     2008
                                                                                   9.65             11.42            --     2007
                                                                                  10.00              9.65            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.52            $10.67            --     2012
                                                                                   9.64              9.52            --     2011
                                                                                   8.69              9.64            --     2010
                                                                                   7.41              8.69            --     2009
                                                                                  10.35              7.41            --     2008
                                                                                  11.16             10.35            --     2007
                                                                                  10.00             11.16            --     2006
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $ 8.75            $ 9.90            --     2012
                                                                                  10.00              8.75            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 9.48            $10.51            --     2012
                                                                                  10.34              9.48            --     2011
                                                                                   8.62             10.34            --     2010
                                                                                   6.82              8.62            --     2009
                                                                                  10.51              6.82            --     2008
                                                                                  10.47             10.51            --     2007
                                                                                  10.00             10.47            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $ 9.10            $ 9.74            --     2012
                                                                                  10.00              9.10            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.12            $10.68            --     2012
                                                                                   9.29              9.12            --     2011
                                                                                   7.47              9.29            --     2010
                                                                                   5.64              7.47            --     2009
                                                                                   9.68              5.64            --     2008
                                                                                   9.75              9.68            --     2007
                                                                                  10.00              9.75            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.80            $ 9.58            --     2012
                                                                                  10.01              9.80            --     2011
                                                                                  10.24             10.01            --     2010
                                                                                  10.46             10.24            --     2009
                                                                                  10.43             10.46            --     2008
                                                                                  10.17             10.43            --     2007
                                                                                  10.00             10.17            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $10.29            $11.27           --      2012
                                                                                10.43             10.29           --      2011
                                                                                 9.28             10.43           --      2010
                                                                                 7.10              9.28           --      2009
                                                                                11.07              7.10           --      2008
                                                                                10.50             11.07           --      2007
                                                                                10.00             10.50           --      2006
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $10.92            $11.46           --      2012
                                                                                10.88             10.92           --      2011
                                                                                10.20             10.88           --      2010
                                                                                 7.23             10.20          234      2009
                                                                                10.14              7.23          268      2008
                                                                                10.20             10.14          592      2007
                                                                                10.00             10.20           --      2006
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $ 9.48            $10.77           --      2012
                                                                                 9.97              9.48           --      2011
                                                                                 8.72              9.97           --      2010
                                                                                 6.58              8.72          685      2009
                                                                                11.74              6.58          762      2008
                                                                                10.24             11.74          630      2007
                                                                                10.00             10.24           --      2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $ 8.55            $ 9.78           --      2012
                                                                                 8.68              8.55           --      2011
                                                                                 7.72              8.68           --      2010
                                                                                 6.08              7.72          610      2009
                                                                                10.87              6.08          662      2008
                                                                                10.98             10.87          535      2007
                                                                                10.00             10.98           --      2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $ 9.77            $10.94           --      2012
                                                                                11.20              9.77           --      2011
                                                                                 8.91             11.20           --      2010
                                                                                 6.52              8.91           --      2009
                                                                                11.04              6.52           --      2008
                                                                                 9.78             11.04           --      2007
                                                                                10.00              9.78           --      2006
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $11.29            $12.44           --      2012
                                                                                11.27             11.29           --      2011
                                                                                10.23             11.27           --      2010
                                                                                 7.71             10.23           --      2009
                                                                                11.21              7.71           --      2008
                                                                                11.05             11.21           --      2007
                                                                                10.00             11.05           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                  $ 9.48            $10.42           --      2012
                                                                                 9.84              9.48           --      2011
                                                                                 9.02              9.84           --      2010
                                                                                 7.11              9.02           --      2009
                                                                                11.10              7.11           --      2008
                                                                                10.68             11.10           --      2007
                                                                                10.00             10.68           --      2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.21            $ 9.26            --     2012
                                                                                    8.52              8.21            --     2011
                                                                                    7.90              8.52            --     2010
                                                                                    6.20              7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.77            $ 9.80            --     2012
                                                                                    9.06              8.77            --     2011
                                                                                    8.33              9.06            --     2010
                                                                                    6.76              8.33            --     2009
                                                                                   10.99              6.76            --     2008
                                                                                   10.86             10.99           665     2007
                                                                                   10.00             10.86            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 8.82            $10.20            --     2012
                                                                                   10.10              8.82            --     2011
                                                                                    9.52             10.10            --     2010
                                                                                    7.10              9.52         1,109     2009
                                                                                   12.18              7.10         1,254     2008
                                                                                   10.79             12.18         1,704     2007
                                                                                   10.00             10.79            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.61            $ 9.01            --     2012
                                                                                    8.36              7.61            --     2011
                                                                                    7.96              8.36            --     2010
                                                                                    6.21              7.96           888     2009
                                                                                   11.01              6.21           955     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 9.52            $10.45            --     2012
                                                                                   10.04              9.52            --     2011
                                                                                    9.39             10.04            --     2010
                                                                                    7.96              9.39            --     2009
                                                                                   11.53              7.96            --     2008
                                                                                   10.57             11.53            --     2007
                                                                                   10.00             10.57            --     2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $12.88            $13.27            --     2012
                                                                                   12.26             12.88            --     2011
                                                                                   11.47             12.26            --     2010
                                                                                   10.70             11.47         1,009     2009
                                                                                   10.80             10.70           448     2008
                                                                                   10.39             10.80           972     2007
                                                                                   10.00             10.39            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 9.40            $10.62            --     2012
                                                                                    9.45              9.40            --     2011
                                                                                    8.44              9.45            --     2010
                                                                                    6.83              8.44           561     2009
                                                                                   11.12              6.83           583     2008
                                                                                   10.82             11.12           394     2007
                                                                                   10.00             10.82            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.80            $11.15           --      2012
                                                                           9.84              9.80           --      2011
                                                                           8.66              9.84           --      2010
                                                                           6.60              8.66          691      2009
                                                                          11.10              6.60          754      2008
                                                                          10.17             11.10          661      2007
                                                                          10.00             10.17           --      2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.20            $10.44           --      2012
                                                                           9.55              9.20           --      2011
                                                                           8.17              9.55           --      2010
                                                                           6.16              8.17          296      2009
                                                                          10.29              6.16          327      2008
                                                                          10.23             10.29          569      2007
                                                                          10.00             10.23           --      2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 9.90            $11.24           --      2012
                                                                          10.78              9.90           --      2011
                                                                           8.77             10.78           --      2010
                                                                           6.27              8.77          277      2009
                                                                          11.41              6.27          323      2008
                                                                           9.95             11.41           --      2007
                                                                          10.00              9.95           --      2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $10.52            $12.10           --      2012
                                                                          10.96             10.52           --      2011
                                                                           9.86             10.96           --      2010
                                                                           7.54              9.86          600      2009
                                                                          11.83              7.54          663      2008
                                                                          10.96             11.83          493      2007
                                                                          10.00             10.96           --      2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.04            $11.46           --      2012
                                                                          10.23             10.04           --      2011
                                                                           9.33             10.23           --      2010
                                                                           6.86              9.33           --      2009
                                                                          11.12              6.86           --      2008
                                                                          10.25             11.12           --      2007
                                                                          10.00             10.25           --      2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $11.99            $12.97           --      2012
                                                                          11.72             11.99           --      2011
                                                                          10.92             11.72           --      2010
                                                                           9.01             10.92          214      2009
                                                                          10.50              9.01          216      2008
                                                                          10.39             10.50           --      2007
                                                                          10.00             10.39           --      2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $10.10            $10.95           --      2012
                                                                          10.16             10.10           --      2011
                                                                           9.48             10.16           --      2010
                                                                           8.23              9.48           --      2009
                                                                          10.83              8.23           --      2008
                                                                          10.66             10.83           --      2007
                                                                          10.00             10.66           --      2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.73            $ 9.71            --     2012
                                                                                  9.05              8.73            --     2011
                                                                                  8.47              9.05            --     2010
                                                                                  6.01              8.47            --     2009
                                                                                 11.31              6.01            --     2008
                                                                                 10.16             11.31            --     2007
                                                                                 10.00             10.16            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.03            $10.29            --     2012
                                                                                  9.26              9.03            --     2011
                                                                                  8.17              9.26            --     2010
                                                                                  6.53              8.17            --     2009
                                                                                 10.88              6.53            --     2008
                                                                                 10.68             10.88            --     2007
                                                                                 10.00             10.68            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.93            $10.27            --     2012
                                                                                  9.35              8.93            --     2011
                                                                                  7.77              9.35            --     2010
                                                                                  5.80              7.77           312     2009
                                                                                  9.57              5.80           354     2008
                                                                                  9.93              9.57           456     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.32            $13.77            --     2012
                                                                                 12.19             12.32            --     2011
                                                                                 10.89             12.19            --     2010
                                                                                  7.94             10.89           219     2009
                                                                                 10.61              7.94           250     2008
                                                                                 10.48             10.61            --     2007
                                                                                 10.00             10.48            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.77            $12.18            --     2012
                                                                                 11.90             11.77            --     2011
                                                                                 11.56             11.90            --     2010
                                                                                 10.43             11.56         1,618     2009
                                                                                 10.71             10.43         1,490     2008
                                                                                 10.20             10.71         3,091     2007
                                                                                 10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                   $ 6.88            $ 8.66          --       2012
                                                                               7.48              6.88          --       2011
                                                                               6.47              7.48          --       2010
                                                                               5.01              6.47          --       2009
                                                                               9.20              5.01          --       2008
                                                                              10.00              9.20          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares         $ 8.54            $ 9.58          --       2012
                                                                              10.00              8.54          --       2011
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.57            $ 9.57          --       2012
                                                                               8.97              8.57          --       2011
                                                                               8.25              8.97          --       2010
                                                                               6.73              8.25          --       2009
                                                                               9.78              6.73          --       2008
                                                                              10.00              9.78          --       2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.83            $ 9.05          --       2012
                                                                               7.49              7.83          --       2011
                                                                               6.74              7.49          --       2010
                                                                               5.68              6.74          --       2009
                                                                               9.72              5.68          --       2008
                                                                              10.00              9.72          --       2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.05            $ 9.26          --       2012
                                                                               8.49              8.05          --       2011
                                                                               7.84              8.49          --       2010
                                                                               5.80              7.84          --       2009
                                                                               9.79              5.80          --       2008
                                                                              10.00              9.79          --       2007
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   $12.21            $12.92          --       2012
                                                                              11.09             12.21          --       2011
                                                                              10.70             11.09          --       2010
                                                                               9.85             10.70          --       2009
                                                                              10.16              9.85          --       2008
                                                                              10.00             10.16          --       2007
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         $ 8.29            $ 9.37          --       2012
                                                                               8.15              8.29          --       2011
                                                                               7.25              8.15          --       2010
                                                                               6.23              7.25          --       2009
                                                                               9.66              6.23          --       2008
                                                                              10.00              9.66          --       2007
----------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           $ 6.72            $ 8.02          --       2012
                                                                               7.75              6.72          --       2011
                                                                               6.94              7.75          --       2010
                                                                               5.26              6.94          --       2009
                                                                               9.68              5.26          --       2008
                                                                              10.00              9.68          --       2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 8.56            $ 9.61          --       2012
                                                                                   8.59              8.56          --       2011
                                                                                   7.51              8.59          --       2010
                                                                                   5.67              7.51          --       2009
                                                                                   9.83              5.67          --       2008
                                                                                  10.00              9.83          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.08            $10.25          --       2012
                                                                                   9.12              9.08          --       2011
                                                                                   8.16              9.12          --       2010
                                                                                   6.90              8.16          --       2009
                                                                                   9.57              6.90          --       2008
                                                                                  10.00              9.57          --       2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $ 8.80            $10.03          --       2012
                                                                                  10.00              8.80          --       2011
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 8.90            $ 9.94          --       2012
                                                                                   9.64              8.90          --       2011
                                                                                   7.97              9.64          --       2010
                                                                                   6.26              7.97          --       2009
                                                                                   9.57              6.26          --       2008
                                                                                  10.00              9.57          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $ 9.14            $ 9.86          --       2012
                                                                                  10.00              9.14          --       2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.38            $11.07          --       2012
                                                                                   9.48              9.38          --       2011
                                                                                   7.57              9.48          --       2010
                                                                                   5.67              7.57          --       2009
                                                                                   9.66              5.67          --       2008
                                                                                  10.00              9.66          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.70            $ 9.56          --       2012
                                                                                   9.84              9.70          --       2011
                                                                                   9.99              9.84          --       2010
                                                                                  10.12              9.99          --       2009
                                                                                  10.02             10.12          --       2008
                                                                                  10.00             10.02          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.62            $ 9.48          --       2012
                                                                                   9.76              9.62          --       2011
                                                                                   9.90              9.76          --       2010
                                                                                  10.04              9.90          --       2009
                                                                                  10.00             10.04          --       2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 9.35            $10.32          --       2012
                                                                                   9.40              9.35          --       2011
                                                                                   8.31              9.40          --       2010
                                                                                   6.30              8.31          --       2009
                                                                                   9.75              6.30          --       2008
                                                                                  10.00              9.75          --       2007
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.12            $11.76          --       2012
                                                                                  11.00             11.12          --       2011
                                                                                  10.23             11.00          --       2010
                                                                                   7.19             10.23          --       2009
                                                                                  10.02              7.19          --       2008
                                                                                  10.00             10.02          --       2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 8.16            $ 9.34          --       2012
                                                                                    8.51              8.16          --       2011
                                                                                    7.39              8.51          --       2010
                                                                                    5.53              7.39          --       2009
                                                                                    9.80              5.53          --       2008
                                                                                   10.00              9.80          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.81            $ 9.01          --       2012
                                                                                    7.88              7.81          --       2011
                                                                                    6.95              7.88          --       2010
                                                                                    5.43              6.95          --       2009
                                                                                    9.64              5.43          --       2008
                                                                                   10.00              9.64          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.92            $10.08          --       2012
                                                                                   10.16              8.92          --       2011
                                                                                    8.02             10.16          --       2010
                                                                                    5.82              8.02          --       2009
                                                                                    9.78              5.82          --       2008
                                                                                   10.00              9.78          --       2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.24            $11.37          --       2012
                                                                                   10.15             10.24          --       2011
                                                                                    9.14             10.15          --       2010
                                                                                    6.84              9.14          --       2009
                                                                                    9.87              6.84          --       2008
                                                                                   10.00              9.87          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 8.50            $ 9.42          --       2012
                                                                                    8.76              8.50          --       2011
                                                                                    7.97              8.76          --       2010
                                                                                    6.23              7.97          --       2009
                                                                                    9.66              6.23          --       2008
                                                                                   10.00              9.66          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.32            $ 9.46          --       2012
                                                                                    8.58              8.32          --       2011
                                                                                    7.89              8.58          --       2010
                                                                                    6.15              7.89          --       2009
                                                                                    9.73              6.15          --       2008
                                                                                   10.00              9.73          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.97            $ 8.97          --       2012
                                                                                    8.17              7.97          --       2011
                                                                                    7.46              8.17          --       2010
                                                                                    6.00              7.46          --       2009
                                                                                    9.68              6.00          --       2008
                                                                                   10.00              9.68          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 7.30            $ 8.51          --       2012
                                                                                    8.29              7.30          --       2011
                                                                                    7.76              8.29          --       2010
                                                                                    5.75              7.76          --       2009
                                                                                    9.78              5.75          --       2008
                                                                                   10.00              9.78          --       2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                     $ 6.87            $ 8.20          --       2012
                                                                           7.49              6.87          --       2011
                                                                           7.08              7.49          --       2010
                                                                           5.48              7.08          --       2009
                                                                           9.64              5.48          --       2008
                                                                          10.00              9.64          --       2007
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 8.36            $ 9.24          --       2012
                                                                           8.75              8.36          --       2011
                                                                           8.12              8.75          --       2010
                                                                           6.83              8.12          --       2009
                                                                           9.82              6.83          --       2008
                                                                          10.00              9.82          --       2007
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.42            $12.89          --       2012
                                                                          11.73             12.42          --       2011
                                                                          10.89             11.73          --       2010
                                                                          10.08             10.89          --       2009
                                                                          10.10             10.08          --       2008
                                                                          10.00             10.10          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 8.44            $ 9.62          --       2012
                                                                           8.42              8.44          --       2011
                                                                           7.47              8.42          --       2010
                                                                           6.00              7.47          --       2009
                                                                           9.69              6.00          --       2008
                                                                          10.00              9.69          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 8.84            $10.14          --       2012
                                                                           8.81              8.84          --       2011
                                                                           7.70              8.81          --       2010
                                                                           5.82              7.70          --       2009
                                                                           9.71              5.82          --       2008
                                                                          10.00              9.71          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 8.90            $10.19          --       2012
                                                                           9.17              8.90          --       2011
                                                                           7.79              9.17          --       2010
                                                                           5.83              7.79          --       2009
                                                                           9.66              5.83          --       2008
                                                                          10.00              9.66          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $ 8.68            $ 9.94          --       2012
                                                                           9.39              8.68          --       2011
                                                                           7.58              9.39          --       2010
                                                                           5.38              7.58          --       2009
                                                                           9.71              5.38          --       2008
                                                                          10.00              9.71          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 8.89            $10.31          --       2012
                                                                           9.20              8.89          --       2011
                                                                           8.22              9.20          --       2010
                                                                           6.24              8.22          --       2009
                                                                           9.71              6.24          --       2008
                                                                          10.00              9.71          --       2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 9.11            $10.48          --       2012
                                                                                  9.21              9.11          --       2011
                                                                                  8.33              9.21          --       2010
                                                                                  6.08              8.33          --       2009
                                                                                  9.79              6.08          --       2008
                                                                                 10.00              9.79          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.80            $12.86          --       2012
                                                                                 11.46             11.80          --       2011
                                                                                 10.59             11.46          --       2010
                                                                                  8.67             10.59          --       2009
                                                                                 10.03              8.67          --       2008
                                                                                 10.00             10.03          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.46            $10.34          --       2012
                                                                                  9.45              9.46          --       2011
                                                                                  8.74              9.45          --       2010
                                                                                  7.54              8.74          --       2009
                                                                                  9.84              7.54          --       2008
                                                                                 10.00              9.84          --       2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 7.72            $ 8.66          --       2012
                                                                                  7.94              7.72          --       2011
                                                                                  7.38              7.94          --       2010
                                                                                  5.20              7.38          --       2009
                                                                                  9.71              5.20          --       2008
                                                                                 10.00              9.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.28            $ 9.52          --       2012
                                                                                  8.43              8.28          --       2011
                                                                                  7.39              8.43          --       2010
                                                                                  5.86              7.39          --       2009
                                                                                  9.68              5.86          --       2008
                                                                                 10.00              9.68          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.26            $10.74          --       2012
                                                                                  9.63              9.26          --       2011
                                                                                  7.94              9.63          --       2010
                                                                                  5.89              7.94          --       2009
                                                                                  9.63              5.89          --       2008
                                                                                 10.00              9.63          --       2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.00            $13.52          --       2012
                                                                                 11.79             12.00          --       2011
                                                                                 10.45             11.79          --       2010
                                                                                  7.56             10.45          --       2009
                                                                                 10.03              7.56          --       2008
                                                                                 10.00             10.03          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.41            $11.90          --       2012
                                                                                 11.45             11.41          --       2011
                                                                                 11.04             11.45          --       2010
                                                                                  9.88             11.04          --       2009
                                                                                 10.07              9.88          --       2008
                                                                                 10.00             10.07          --       2007
-------------------------------------------------------------------------------------------------------------------------------

                          NO OPTIONAL BENEFIT ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                   $11.18            $14.09         6,440     2012
                                                                              12.16             11.18         7,972     2011
                                                                              10.53             12.16         9,078     2010
                                                                               8.15             10.53        13,474     2009
                                                                              14.96              8.15        13,789     2008
                                                                              16.11             14.96         8,282     2007
                                                                              11.49             16.11         5,201     2006
                                                                              10.00             11.49         1,941     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares         $ 8.54            $ 9.58         3,612     2012
                                                                              10.00              8.54         2,333     2011
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.93            $ 9.98           794     2012
                                                                               9.35              8.93         1,156     2011
                                                                               8.60              9.35           796     2010
                                                                               7.01              8.60            --     2009
                                                                              10.19              7.01            --     2008
                                                                              10.00             10.19            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $10.05            $11.61         7,927     2012
                                                                               9.61             10.05        16,322     2011
                                                                               8.65              9.61        24,726     2010
                                                                               7.29              8.65        45,422     2009
                                                                              12.48              7.29        44,311     2008
                                                                              12.08             12.48        30,058     2007
                                                                              10.47             12.08        32,430     2006
                                                                              10.16             10.47        16,532     2005
                                                                               9.27             10.16        10,712     2004
                                                                               7.12              9.27             1     2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 7.99            $ 9.19        11,890     2012
                                                                               8.43              7.99        18,732     2011
                                                                               7.78              8.43        18,942     2010
                                                                               5.76              7.78        18,873     2009
                                                                               9.71              5.76        22,786     2008
                                                                               8.68              9.71        19,179     2007
                                                                               8.86              8.68        15,225     2006
                                                                               7.83              8.86         9,781     2005
                                                                               7.33              7.83         2,754     2004
                                                                               6.03              7.33             1     2003
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   $12.93            $13.68        34,551     2012
                                                                              11.74             12.93        34,349     2011
                                                                              11.34             11.74        36,664     2010
                                                                              10.43             11.34        45,669     2009
                                                                              10.76             10.43        46,299     2008
                                                                               9.97             10.76        11,310     2007
                                                                               9.96              9.97         9,109     2006
                                                                              10.00              9.96         3,031     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                           $14.04            $15.88         3,266     2012
                                                                13.82             14.04         6,181     2011
                                                                12.28             13.82         9,077     2010
                                                                10.55             12.28         9,086     2009
                                                                16.37             10.55         9,096     2008
                                                                16.62             16.37         9,596     2007
                                                                14.41             16.62         9,003     2006
                                                                13.97             14.41         3,345     2005
                                                                12.55             13.97            --     2004
                                                                 9.84             12.55            --     2003
--------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                             $15.01            $17.93        12,598     2012
                                                                17.32             15.01        14,353     2011
                                                                15.51             17.32        15,405     2010
                                                                11.77             15.51        25,715     2009
                                                                21.64             11.77        29,977     2008
                                                                18.60             21.64        27,642     2007
                                                                15.10             18.60        16,250     2006
                                                                13.53             15.10           684     2005
                                                                11.94             13.53           310     2004
                                                                 9.73             11.94            --     2003
--------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                  $12.89            $14.47         4,333     2012
                                                                12.94             12.89         7,160     2011
                                                                11.31             12.94        11,198     2010
                                                                 8.54             11.31        11,378     2009
                                                                14.80              8.54        13,149     2008
                                                                12.41             14.80        13,909     2007
                                                                13.02             12.41        14,154     2006
                                                                12.93             13.02         8,369     2005
                                                                11.86             12.93           989     2004
                                                                 9.63             11.86            --     2003
--------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                     $15.28            $17.25         9,332     2012
                                                                15.35             15.28        16,338     2011
                                                                13.73             15.35        19,028     2010
                                                                11.62             13.73        21,503     2009
                                                                16.11             11.62        18,299     2008
                                                                17.23             16.11        14,363     2007
                                                                14.73             17.23        15,115     2006
                                                                14.23             14.73        10,165     2005
                                                                12.63             14.23         1,931     2004
                                                                 9.94             12.63             1     2003
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
--------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                     $ 8.80            $10.03         2,461     2012
                                                                10.00              8.80         4,737     2011
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $20.75            $23.18         2,422     2012
                                                                22.47             20.75         6,409     2011
                                                                18.59             22.47         7,521     2010
                                                                14.59             18.59         8,630     2009
                                                                22.32             14.59         9,621     2008
                                                                22.07             22.32        10,025     2007
                                                                17.97             22.07         7,830     2006
                                                                16.61             17.97         3,489     2005
                                                                13.43             16.61             1     2004
                                                                 9.62             13.43            --     2003
--------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $ 9.14            $ 9.86        21,741     2012
                                                                                  10.00              9.14        22,400     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.86            $18.70         2,703     2012
                                                                                  16.03             15.86         3,706     2011
                                                                                  12.80             16.03         4,873     2010
                                                                                   9.58             12.80         5,313     2009
                                                                                  16.32              9.58         6,422     2008
                                                                                  16.32             16.32         7,214     2007
                                                                                  15.36             16.32         4,448     2006
                                                                                  14.28             15.36           960     2005
                                                                                  12.66             14.28            33     2004
                                                                                   9.75             12.66            --     2003
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.24            $10.09        47,454     2012
                                                                                  10.39             10.24        66,912     2011
                                                                                  10.54             10.39        53,440     2010
                                                                                  10.68             10.54        40,600     2009
                                                                                  10.57             10.68        54,762     2008
                                                                                  10.23             10.57        13,940     2007
                                                                                   9.93             10.23        15,606     2006
                                                                                   9.81              9.93        11,725     2005
                                                                                   9.90              9.81        12,343     2004
                                                                                   9.99              9.90            --     2003
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.62            $ 9.48            --     2012
                                                                                   9.76              9.62            --     2011
                                                                                   9.90              9.76            --     2010
                                                                                  10.04              9.90            --     2009
                                                                                  10.00             10.04            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 8.78            $ 9.69           250     2012
                                                                                   8.83              8.78         3,721     2011
                                                                                   7.81              8.83         3,724     2010
                                                                                   5.92              7.81         3,727     2009
                                                                                   9.16              5.92         3,731     2008
                                                                                   8.63              9.16         3,735     2007
                                                                                   8.02              8.63         3,738     2006
                                                                                   7.85              8.02           921     2005
                                                                                   7.50              7.85            --     2004
                                                                                   6.04              7.50            --     2003
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $12.13            $12.83        20,955     2012
                                                                                  12.00             12.13        27,690     2011
                                                                                  11.16             12.00        37,867     2010
                                                                                   7.85             11.16        41,112     2009
                                                                                  10.93              7.85        45,739     2008
                                                                                  10.91             10.93        56,379     2007
                                                                                  10.50             10.91        49,604     2006
                                                                                  10.25             10.50        38,524     2005
                                                                                  10.12             10.25        23,409     2004
                                                                                   9.97             10.12         3,037     2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $14.65            $16.76         22,999    2012
                                                                                   15.29             14.65         28,863    2011
                                                                                   13.27             15.29         37,021    2010
                                                                                    9.94             13.27         47,890    2009
                                                                                   17.59              9.94         52,586    2008
                                                                                   15.22             17.59         49,023    2007
                                                                                   13.86             15.22         38,050    2006
                                                                                   12.06             13.86         12,322    2005
                                                                                   10.62             12.06          1,541    2004
                                                                                    8.41             10.62             --    2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.54            $12.16         17,024    2012
                                                                                   10.62             10.54         22,995    2011
                                                                                    9.38             10.62         25,026    2010
                                                                                    7.33              9.38         29,990    2009
                                                                                   13.00              7.33         32,303    2008
                                                                                   13.03             13.00         28,573    2007
                                                                                   11.03             13.03          8,033    2006
                                                                                   10.60             11.03          3,505    2005
                                                                                    9.67             10.60            815    2004
                                                                                    7.54              9.67              1    2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $20.24            $22.86         10,376    2012
                                                                                   23.04             20.24         12,726    2011
                                                                                   18.19             23.04         11,286    2010
                                                                                   13.20             18.19         12,255    2009
                                                                                   22.19             13.20         13,123    2008
                                                                                   19.52             22.19         14,492    2007
                                                                                   17.62             19.52         12,777    2006
                                                                                   15.15             17.62          6,130    2005
                                                                                   12.33             15.15          1,076    2004
                                                                                    9.05             12.33            895    2003
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.87            $14.29        146,270    2012
                                                                                   12.75             12.87        186,346    2011
                                                                                   11.49             12.75        223,039    2010
                                                                                    8.60             11.49        233,306    2009
                                                                                   12.40              8.60        250,102    2008
                                                                                   12.13             12.40        295,800    2007
                                                                                   10.41             12.13        127,813    2006
                                                                                   10.00             10.41         44,867    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $13.15            $14.56          8,302    2012
                                                                                   13.55             13.15         10,866    2011
                                                                                   12.32             13.55         12,944    2010
                                                                                    9.64             12.32         13,975    2009
                                                                                   14.93              9.64         14,270    2008
                                                                                   14.27             14.93         13,793    2007
                                                                                   13.05             14.27         21,026    2006
                                                                                   13.11             13.05          6,681    2005
                                                                                   12.32             13.11          1,088    2004
                                                                                    9.85             12.32             --    2003
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.48            $ 9.64          2,859    2012
                                                                                    8.74              8.48          2,336    2011
                                                                                    8.05              8.74          2,340    2010
                                                                                    6.27              8.05          2,344    2009
                                                                                    9.92              6.27          2,347    2008
                                                                                   10.00              9.92          2,351    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $14.30            $16.10         23,380    2012
                                                                   14.66             14.30         25,577    2011
                                                                   13.38             14.66         30,561    2010
                                                                   10.77             13.38         27,592    2009
                                                                   17.38             10.77         32,594    2008
                                                                   17.04             17.38         43,877    2007
                                                                   14.61             17.04         20,921    2006
                                                                   13.41             14.61          8,357    2005
                                                                   12.08             13.41          2,729    2004
                                                                    9.79             12.08          2,505    2003
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares             $16.08            $18.74         28,294    2012
                                                                   18.26             16.08         29,298    2011
                                                                   17.09             18.26         36,782    2010
                                                                   12.65             17.09         45,241    2009
                                                                   21.54             12.65         48,994    2008
                                                                   18.93             21.54         53,636    2007
                                                                   15.82             18.93         32,950    2006
                                                                   14.57             15.82         10,579    2005
                                                                   12.47             14.57          4,133    2004
                                                                    9.57             12.47            921    2003
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares              $ 7.94            $ 9.48         31,306    2012
                                                                    8.67              7.94         30,433    2011
                                                                    8.19              8.67         33,148    2010
                                                                    6.34              8.19         40,951    2009
                                                                   11.15              6.34         41,449    2008
                                                                   11.05             11.15         15,776    2007
                                                                   10.00             11.05            455    2006
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                             $13.19            $14.63          5,010    2012
                                                                   13.78             13.19          5,525    2011
                                                                   12.75             13.78          5,917    2010
                                                                   10.71             12.75          5,999    2009
                                                                   15.37             10.71          7,226    2008
                                                                   13.97             15.37          5,437    2007
                                                                   12.46             13.97          2,124    2006
                                                                   12.19             12.46          1,180    2005
                                                                   11.44             12.19             --    2004
                                                                   10.00             11.44             --    2003
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $ 9.94            $11.00         31,692    2012
                                                                   10.41              9.94         38,312    2011
                                                                    9.66             10.41         40,789    2010
                                                                    8.13              9.66         45,157    2009
                                                                   11.68              8.13         58,325    2008
                                                                   10.62             11.68         63,403    2007
                                                                   10.00             10.62         17,253    2006
-----------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         $13.45            $13.96         97,292    2012
                                                                   12.70             13.45        104,449    2011
                                                                   11.80             12.70        105,927    2010
                                                                   10.92             11.80         92,690    2009
                                                                   10.94             10.92         34,969    2008
                                                                   10.44             10.94         30,055    2007
                                                                   10.00             10.44         18,768    2006
-----------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.81            $11.18        24,663     2012
                                                                               9.79              9.81        35,253     2011
                                                                               8.68              9.79        38,164     2010
                                                                               6.97              8.68        13,831     2009
                                                                              11.26              6.97        15,075     2008
                                                                              10.87             11.26         9,059     2007
                                                                              10.00             10.87            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $12.84            $15.32         2,390     2012
                                                                              14.71             12.84         2,605     2011
                                                                              13.93             14.71         2,829     2010
                                                                              10.00             13.93         1,085     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.23            $11.73        10,254     2012
                                                                              10.20             10.23         8,380     2011
                                                                               8.91             10.20         9,110     2010
                                                                               6.73              8.91        17,158     2009
                                                                              11.24              6.73        20,005     2008
                                                                              10.22             11.24        16,495     2007
                                                                              10.00             10.22            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             $ 9.60            $10.99        13,454     2012
                                                                               9.89              9.60        14,578     2011
                                                                               8.40              9.89        14,977     2010
                                                                               6.28              8.40        15,109     2009
                                                                              10.42              6.28        15,805     2008
                                                                              10.28             10.42        20,760     2007
                                                                              10.00             10.28         6,621     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1               $10.33            $11.82         9,861     2012
                                                                              11.17             10.33        10,347     2011
                                                                               9.02             11.17        13,402     2010
                                                                               6.40              9.02        11,531     2009
                                                                              11.56              6.40         9,879     2008
                                                                              10.00             11.56         2,568     2007
                                                                              10.00             10.00           229     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                $15.79            $18.73        11,490     2012
                                                                              15.68             15.79        16,023     2011
                                                                              12.89             15.68        20,804     2010
                                                                              10.00             12.89        25,793     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1               $15.19            $17.93         1,646     2012
                                                                              16.19             15.19         2,283     2011
                                                                              12.92             16.19         3,088     2010
                                                                              10.00             12.92         3,325     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  $10.98            $12.73        25,302     2012
                                                                              11.36             10.98        36,740     2011
                                                                              10.14             11.36        38,637     2010
                                                                               7.70             10.14        20,666     2009
                                                                              11.98              7.70        20,121     2008
                                                                              11.01             11.98        13,691     2007
                                                                              10.00             11.01            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 8.88            $10.21        13,349     2012
                                                                         8.98              8.88        17,302     2011
                                                                         8.12              8.98        20,060     2010
                                                                         5.93              8.12        20,694     2009
                                                                         9.54              5.93        20,238     2008
                                                                         8.72              9.54        20,645     2007
                                                                         8.25              8.72        19,191     2006
                                                                         8.03              8.25        11,229     2005
                                                                         7.47              8.03         9,038     2004
                                                                         6.19              7.47         3,188     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $14.89            $16.23         5,553     2012
                                                                        14.45             14.89         7,165     2011
                                                                        13.36             14.45        12,598     2010
                                                                        10.94             13.36        17,559     2009
                                                                        12.65             10.94        20,148     2008
                                                                        12.42             12.65        20,994     2007
                                                                        11.84             12.42        17,791     2006
                                                                        11.82             11.84        14,359     2005
                                                                        11.16             11.82         5,240     2004
                                                                        10.28             11.16         1,048     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.73            $15.01        44,875     2012
                                                                        13.71             13.73        45,692     2011
                                                                        12.69             13.71        52,792     2010
                                                                        10.94             12.69        54,307     2009
                                                                        14.29             10.94        57,584     2008
                                                                        13.95             14.29        58,669     2007
                                                                        12.68             13.95        50,711     2006
                                                                        12.54             12.68        22,356     2005
                                                                        11.46             12.54         5,640     2004
                                                                        10.03             11.46         4,642     2003
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $13.13            $14.72        11,989     2012
                                                                        13.51             13.13        19,501     2011
                                                                        12.56             13.51        28,675     2010
                                                                         8.84             12.56        30,289     2009
                                                                        16.51              8.84        32,562     2008
                                                                        14.71             16.51        32,780     2007
                                                                        13.86             14.71        31,377     2006
                                                                        13.41             13.86        13,749     2005
                                                                        12.77             13.41         1,495     2004
                                                                         9.91             12.77         1,260     2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    $10.20            $11.72        10,724     2012
                                                                        10.38             10.20        15,190     2011
                                                                         9.09             10.38        17,578     2010
                                                                         7.21              9.09        18,585     2009
                                                                        11.92              7.21        26,741     2008
                                                                        11.61             11.92        33,800     2007
                                                                        10.27             11.61        40,156     2006
                                                                         9.85             10.27        17,235     2005
                                                                         9.16              9.85         5,226     2004
                                                                         7.35              9.16         3,861     2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $17.97            $20.84        16,820     2012
                                                                                 18.68             17.97        20,133     2011
                                                                                 15.40             18.68        22,042     2010
                                                                                 11.42             15.40        17,976     2009
                                                                                 18.69             11.42        17,497     2008
                                                                                 19.23             18.69        19,270     2007
                                                                                 17.02             19.23        11,865     2006
                                                                                 15.74             17.02         6,512     2005
                                                                                 13.40             15.74         1,366     2004
                                                                                  9.43             13.40           320     2003
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $17.21            $19.38         9,018     2012
                                                                                 16.90             17.21        10,901     2011
                                                                                 14.98             16.90        12,613     2010
                                                                                 10.84             14.98        12,252     2009
                                                                                 14.37             10.84        13,479     2008
                                                                                 14.09             14.37        11,028     2007
                                                                                 13.11             14.09        10,319     2006
                                                                                 12.78             13.11         1,444     2005
                                                                                 11.84             12.78            --     2004
                                                                                  9.78             11.84            --     2003
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.28            $12.81        68,465     2012
                                                                                 12.32             12.28        76,403     2011
                                                                                 11.87             12.32        71,317     2010
                                                                                 10.63             11.87        69,576     2009
                                                                                 10.83             10.63        79,024     2008
                                                                                 10.24             10.83        68,871     2007
                                                                                  9.99             10.24         7,343     2006
                                                                                 10.00              9.99         8,303     2005
-------------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                   $ 6.73            $ 8.43           704     2012
                                                                               7.37              6.73           791     2011
                                                                               6.42              7.37           744     2010
                                                                               5.01              6.42         1,547     2009
                                                                               9.25              5.01         1,629     2008
                                                                              10.00              9.25           339     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares         $ 8.51            $ 9.47            --     2012
                                                                              10.00              8.51            --     2011
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.68            $ 9.63            --     2012
                                                                               9.14              8.68            --     2011
                                                                               8.47              9.14            --     2010
                                                                               6.95              8.47            --     2009
                                                                              10.17              6.95            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 9.43            $10.82            --     2012
                                                                               9.08              9.43            --     2011
                                                                               8.22              9.08            --     2010
                                                                               6.98              8.22         2,990     2009
                                                                              12.01              6.98         2,956     2008
                                                                              11.71             12.01            --     2007
                                                                              10.22             11.71            --     2006
                                                                              10.00             10.22            --     2005
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 9.55            $10.91            --     2012
                                                                              10.13              9.55            --     2011
                                                                               9.43             10.13            --     2010
                                                                               7.02              9.43            --     2009
                                                                              11.92              7.02            --     2008
                                                                              10.72             11.92            --     2007
                                                                              11.02             10.72            --     2006
                                                                              10.00             11.02            --     2005
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   $12.57            $13.22         2,221     2012
                                                                              11.49             12.57         2,131     2011
                                                                              11.17             11.49         2,359     2010
                                                                              10.35             11.17         3,547     2009
                                                                              10.74             10.35         3,010     2008
                                                                              10.02             10.74            --     2007
                                                                              10.08             10.02            --     2006
                                                                              10.00             10.08            --     2005
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         $ 8.21            $ 9.22            --     2012
                                                                               8.13              8.21            --     2011
                                                                               7.28              8.13            --     2010
                                                                               6.30              7.28            --     2009
                                                                               9.83              6.30            --     2008
                                                                              10.00              9.83            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $ 7.74            $ 9.18         2,585     2012
                                                                                   8.99              7.74         2,773     2011
                                                                                   8.10              8.99         2,405     2010
                                                                                   6.19              8.10         5,514     2009
                                                                                  11.46              6.19         5,893     2008
                                                                                  10.00             11.46         3,348     2007
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $10.04            $11.20            --     2012
                                                                                  10.15             10.04            --     2011
                                                                                   8.93             10.15            --     2010
                                                                                   6.78              8.93            --     2009
                                                                                  11.84              6.78            --     2008
                                                                                  10.00             11.84            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 8.56            $ 9.60            --     2012
                                                                                   8.66              8.56            --     2011
                                                                                   7.80              8.66            --     2010
                                                                                   6.64              7.80            --     2009
                                                                                   9.27              6.64            --     2008
                                                                                  10.00              9.27            --     2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $ 8.76            $ 9.91            --     2012
                                                                                  10.00              8.76            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 9.17            $10.18            --     2012
                                                                                  10.00              9.17            --     2011
                                                                                   8.33             10.00            --     2010
                                                                                   6.58              8.33            --     2009
                                                                                  10.14              6.58            --     2008
                                                                                  10.00             10.14            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $ 9.10            $ 9.75            --     2012
                                                                                  10.00              9.10            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.37            $10.97            --     2012
                                                                                   9.53              9.37            --     2011
                                                                                   7.66              9.53            --     2010
                                                                                   5.77              7.66            --     2009
                                                                                   9.90              5.77            --     2008
                                                                                  10.00              9.90            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.68            $ 9.48            --     2012
                                                                                   9.89              9.68            --     2011
                                                                                  10.10              9.89            --     2010
                                                                                  10.30             10.10            --     2009
                                                                                  10.26             10.30            --     2008
                                                                                  10.00             10.26            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.39            $ 9.19            --     2012
                                                                                   9.59              9.39            --     2011
                                                                                   9.79              9.59            --     2010
                                                                                   9.99              9.79            --     2009
                                                                                  10.00              9.99            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 9.85            $10.80            --     2012
                                                                                   9.97              9.85            --     2011
                                                                                   8.87              9.97            --     2010
                                                                                   6.77              8.87            --     2009
                                                                                  10.55              6.77            --     2008
                                                                                  10.00             10.55            --     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $11.22            $11.78         1,498     2012
                                                                                   11.17             11.22            --     2011
                                                                                   10.46             11.17            --     2010
                                                                                    7.40             10.46           951     2009
                                                                                   10.38              7.40         1,069     2008
                                                                                   10.43             10.38         1,225     2007
                                                                                   10.10             10.43            --     2006
                                                                                   10.00             10.10            --     2005
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $11.07            $12.59         1,876     2012
                                                                                   11.63             11.07         1,447     2011
                                                                                   10.16             11.63         1,393     2010
                                                                                    7.66             10.16         2,423     2009
                                                                                   13.66              7.66         2,676     2008
                                                                                   11.89             13.66         1,154     2007
                                                                                   10.90             11.89            --     2006
                                                                                   10.00             10.90            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.51            $10.90         1,620     2012
                                                                                    9.65              9.51         1,685     2011
                                                                                    8.58              9.65         1,683     2010
                                                                                    6.75              8.58         2,292     2009
                                                                                   12.05              6.75         2,445     2008
                                                                                   12.16             12.05         1,041     2007
                                                                                   10.35             12.16            --     2006
                                                                                   10.00             10.35            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $12.23            $13.71            --     2012
                                                                                   14.01             12.23            --     2011
                                                                                   11.13             14.01            --     2010
                                                                                    8.13             11.13            --     2009
                                                                                   13.76              8.13            --     2008
                                                                                   12.19             13.76            --     2007
                                                                                   11.07             12.19            --     2006
                                                                                   10.00             11.07            --     2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.59            $12.78         8,634     2012
                                                                                   11.56             11.59         8,643     2011
                                                                                   10.48             11.56        17,391     2010
                                                                                    7.90             10.48        17,575     2009
                                                                                   11.47              7.90        18,173     2008
                                                                                   11.29             11.47        18,264     2007
                                                                                    9.75             11.29            --     2006
                                                                                   10.00              9.75            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 8.92            $ 9.81            --     2012
                                                                                    9.25              8.92            --     2011
                                                                                    8.47              9.25            --     2010
                                                                                    6.67              8.47            --     2009
                                                                                   10.40              6.67            --     2008
                                                                                   10.00             10.40            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.24            $ 9.31         8,243     2012
                                                                                    8.55              8.24         8,388     2011
                                                                                    7.92              8.55         8,327     2010
                                                                                    6.21              7.92        10,118     2009
                                                                                    9.90              6.21        11,751     2008
                                                                                   10.00              9.90         7,971     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                        $ 8.82            $ 9.87         1,790     2012
                                                                           9.11              8.82         1,821     2011
                                                                           8.37              9.11         1,770     2010
                                                                           6.78              8.37            --     2009
                                                                          11.01              6.78            --     2008
                                                                          10.87             11.01         1,433     2007
                                                                          10.00             10.87            --     2006
------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                    $ 8.17            $ 9.45         4,384     2012
                                                                           9.34              8.17         2,626     2011
                                                                           8.80              9.34         2,328     2010
                                                                           6.56              8.80         5,106     2009
                                                                          11.23              6.56         5,521     2008
                                                                          10.00             11.23         3,997     2007
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                     $ 7.65            $ 9.07         2,612     2012
                                                                           8.40              7.65         2,101     2011
                                                                           7.99              8.40         1,926     2010
                                                                           6.23              7.99         3,718     2009
                                                                          11.03              6.23         3,875     2008
                                                                          11.01             11.03            --     2007
                                                                          10.00             11.01            --     2006
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 9.57            $10.52        10,458     2012
                                                                          10.09              9.57        10,350     2011
                                                                           9.42             10.09        10,142     2010
                                                                           7.98              9.42        11,492     2009
                                                                          11.55              7.98        11,859     2008
                                                                          10.57             11.55         9,628     2007
                                                                          10.00             10.57            --     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.43            $12.82         8,266     2012
                                                                          11.82             12.43         8,638     2011
                                                                          11.05             11.82         9,161     2010
                                                                          10.30             11.05         4,464     2009
                                                                          10.38             10.30         1,896     2008
                                                                          10.00             10.38         2,163     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 8.75            $ 9.90         5,357     2012
                                                                           8.78              8.75         7,317     2011
                                                                           7.84              8.78         7,375     2010
                                                                           6.34              7.84         2,511     2009
                                                                          10.31              6.34         2,577     2008
                                                                          10.00             10.31           912     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.69            $11.04         2,141     2012
                                                                           9.72              9.69         1,650     2011
                                                                           8.55              9.72         1,662     2010
                                                                           6.50              8.55         2,871     2009
                                                                          10.93              6.50         3,127     2008
                                                                          10.00             10.93         1,432     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.04            $10.28         1,722     2012
                                                                           9.38              9.04         1,769     2011
                                                                           8.02              9.38         1,723     2010
                                                                           6.04              8.02         1,223     2009
                                                                          10.08              6.04         1,369     2008
                                                                          10.00             10.08         1,243     2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1         $ 9.98            $11.35         1,561     2012
                                                                        10.87              9.98         1,600     2011
                                                                         8.83             10.87         1,485     2010
                                                                         6.31              8.83         1,111     2009
                                                                        11.46              6.31         1,313     2008
                                                                        10.00             11.46            --     2007
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $ 9.67            $11.13         4,768     2012
                                                                        10.06              9.67         6,618     2011
                                                                         9.05             10.06         6,447     2010
                                                                         6.91              9.05         2,720     2009
                                                                        10.83              6.91         2,961     2008
                                                                        10.00             10.83         1,156     2007
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $10.59            $12.09            --     2012
                                                                        10.78             10.59            --     2011
                                                                         9.81             10.78            --     2010
                                                                         7.21              9.81            --     2009
                                                                        11.68              7.21            --     2008
                                                                        10.75             11.68            --     2007
                                                                        10.23             10.75            --     2006
                                                                        10.00             10.23            --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $11.58            $12.54            --     2012
                                                                        11.32             11.58            --     2011
                                                                        10.53             11.32            --     2010
                                                                         8.68             10.53           939     2009
                                                                        10.11              8.68           915     2008
                                                                        10.00             10.11            --     2007
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.43            $11.32            --     2012
                                                                        10.48             10.43            --     2011
                                                                         9.77             10.48            --     2010
                                                                         8.47              9.77            --     2009
                                                                        11.14              8.47            --     2008
                                                                        10.95             11.14            --     2007
                                                                        10.02             10.95            --     2006
                                                                        10.00             10.02            --     2005
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $ 9.43            $10.51            --     2012
                                                                         9.77              9.43            --     2011
                                                                         9.14              9.77            --     2010
                                                                         6.48              9.14            --     2009
                                                                        12.18              6.48            --     2008
                                                                        10.92             12.18            --     2007
                                                                        10.36             10.92            --     2006
                                                                        10.00             10.36            --     2005
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    $ 9.82            $11.21            --     2012
                                                                        10.06              9.82            --     2011
                                                                         8.87             10.06            --     2010
                                                                         7.08              8.87            --     2009
                                                                        11.79              7.08            --     2008
                                                                        11.56             11.79            --     2007
                                                                        10.29             11.56            --     2006
                                                                        10.00             10.29            --     2005
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $10.67            $12.29         2,894     2012
                                                                                 11.16             10.67         2,998     2011
                                                                                  9.27             11.16         2,891     2010
                                                                                  6.91              9.27         1,059     2009
                                                                                 11.39              6.91         1,218     2008
                                                                                 11.80             11.39           820     2007
                                                                                 10.51             11.80            --     2006
                                                                                 10.00             10.51            --     2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.65            $14.16           831     2012
                                                                                 12.51             12.65         1,274     2011
                                                                                 11.16             12.51         1,301     2010
                                                                                  8.13             11.16           891     2009
                                                                                 10.85              8.13         1,003     2008
                                                                                 10.71             10.85            --     2007
                                                                                 10.03             10.71            --     2006
                                                                                 10.00             10.03            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.78            $12.21         5,787     2012
                                                                                 11.90             11.78         5,466     2011
                                                                                 11.55             11.90         5,463     2010
                                                                                 10.41             11.55         6,853     2009
                                                                                 10.67             10.41         6,094     2008
                                                                                 10.15             10.67         6,576     2007
                                                                                  9.98             10.15            --     2006
                                                                                 10.00              9.98            --     2005
-------------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                   $ 6.79            $ 8.51         6,649     2012
                                                                               7.42              6.79         8,044     2011
                                                                               6.45              7.42         9,024     2010
                                                                               5.02              6.45        21,616     2009
                                                                               9.26              5.02        23,050     2008
                                                                              10.00              9.26         5,136     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares         $ 8.52            $ 9.50            --     2012
                                                                              10.00              8.52            --     2011
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.74            $ 9.71        11,451     2012
                                                                               9.19              8.74        11,837     2011
                                                                               8.50              9.19        12,124     2010
                                                                               6.96              8.50        12,508     2009
                                                                              10.18              6.96        14,759     2008
                                                                              10.00             10.18        10,425     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 8.12            $ 9.33            --     2012
                                                                               7.80              8.12            --     2011
                                                                               7.06              7.80            --     2010
                                                                               5.98              7.06        48,981     2009
                                                                              10.28              5.98        48,312     2008
                                                                              10.00             10.28            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.99            $10.28            --     2012
                                                                               9.52              8.99            --     2011
                                                                               8.84              9.52            --     2010
                                                                               6.58              8.84            --     2009
                                                                              11.15              6.58            --     2008
                                                                              10.00             11.15            --     2007
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   $12.61            $13.27        20,829     2012
                                                                              11.51             12.61        21,428     2011
                                                                              11.17             11.51        28,530     2010
                                                                              10.33             11.17        49,453     2009
                                                                              10.71             10.33        44,444     2008
                                                                              10.00             10.71         3,105     2007
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         $ 8.27            $ 9.31            --     2012
                                                                               8.18              8.27            --     2011
                                                                               7.31              8.18            --     2010
                                                                               6.31              7.31            --     2009
                                                                               9.85              6.31            --     2008
                                                                              10.00              9.85            --     2007
----------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           $ 7.80            $ 9.27        24,267     2012
                                                                               9.04              7.80        27,866     2011
                                                                               8.14              9.04        29,247     2010
                                                                               6.21              8.14        76,654     2009
                                                                              11.48              6.21        89,861     2008
                                                                              10.00             11.48        57,269     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $10.12            $11.30            --     2012
                                                                                  10.21             10.12            --     2011
                                                                                   8.97             10.21            --     2010
                                                                                   6.80              8.97            --     2009
                                                                                  11.86              6.80            --     2008
                                                                                  10.00             11.86            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 8.63            $ 9.69            --     2012
                                                                                   8.71              8.63            --     2011
                                                                                   7.83              8.71            --     2010
                                                                                   6.66              7.83            --     2009
                                                                                   9.28              6.66         1,183     2008
                                                                                  10.00              9.28         1,191     2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $ 8.77            $ 9.94            --     2012
                                                                                  10.00              8.77            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 9.24            $10.28            --     2012
                                                                                  10.07              9.24            --     2011
                                                                                   8.37             10.07            --     2010
                                                                                   6.60              8.37            --     2009
                                                                                  10.15              6.60            --     2008
                                                                                  10.00             10.15            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $ 9.11            $ 9.78            --     2012
                                                                                  10.00              9.11            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.44            $11.08            --     2012
                                                                                   9.59              9.44            --     2011
                                                                                   7.69              9.59            --     2010
                                                                                   5.79              7.69            --     2009
                                                                                   9.91              5.79            --     2008
                                                                                  10.00              9.91            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.75            $ 9.56        12,210     2012
                                                                                   9.95              9.75         9,459     2011
                                                                                  10.14              9.95         9,478     2010
                                                                                  10.33             10.14        16,470     2009
                                                                                  10.28             10.33            --     2008
                                                                                  10.00             10.28            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.44            $ 9.26            --     2012
                                                                                   9.63              9.44            --     2011
                                                                                   9.82              9.63            --     2010
                                                                                  10.00              9.82            --     2009
                                                                                  10.00             10.00         3,678     2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 9.92            $10.89            --     2012
                                                                                  10.03              9.92            --     2011
                                                                                   8.91             10.03            --     2010
                                                                                   6.79              8.91            --     2009
                                                                                  10.57              6.79            --     2008
                                                                                  10.00             10.57            --     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $10.84            $11.40         14,624    2012
                                                                                   10.77             10.84             --    2011
                                                                                   10.07             10.77             --    2010
                                                                                    7.12             10.07         13,880    2009
                                                                                    9.96              7.12         15,249    2008
                                                                                   10.00              9.96         19,482    2007
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.37            $10.67         20,874    2012
                                                                                    9.83              9.37         17,478    2011
                                                                                    8.57              9.83         20,240    2010
                                                                                    6.46              8.57         40,613    2009
                                                                                   11.49              6.46         46,298    2008
                                                                                   10.00             11.49         23,039    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.90            $ 9.07         18,396    2012
                                                                                    8.00              7.90         20,869    2011
                                                                                    7.10              8.00         24,977    2010
                                                                                    5.58              7.10         38,948    2009
                                                                                    9.95              5.58         40,608    2008
                                                                                   10.00              9.95         19,332    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.19            $11.45             --    2012
                                                                                   11.66             10.19             --    2011
                                                                                    9.25             11.66             --    2010
                                                                                    6.75              9.25             --    2009
                                                                                   11.40              6.75             --    2008
                                                                                   10.00             11.40             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.35            $11.43        101,137    2012
                                                                                   10.31             10.35        111,241    2011
                                                                                    9.33             10.31        120,409    2010
                                                                                    7.02              9.33        127,150    2009
                                                                                   10.18              7.02        155,133    2008
                                                                                   10.00             10.18        114,698    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 8.99            $ 9.90             --    2012
                                                                                    9.31              8.99             --    2011
                                                                                    8.51              9.31             --    2010
                                                                                    6.69              8.51             --    2009
                                                                                   10.42              6.69          5,278    2008
                                                                                   10.00             10.42          4,778    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.30            $ 9.38         25,748    2012
                                                                                    8.59              8.30         28,264    2011
                                                                                    7.95              8.59         29,483    2010
                                                                                    6.23              7.95         30,380    2009
                                                                                    9.90              6.23         34,246    2008
                                                                                   10.00              9.90         30,123    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.15            $ 9.12         18,325    2012
                                                                                    8.39              8.15         20,216    2011
                                                                                    7.70              8.39         23,588    2010
                                                                                    6.23              7.70             --    2009
                                                                                   10.10              6.23          2,515    2008
                                                                                   10.00             10.10         26,031    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                    $ 8.23            $ 9.54         41,350    2012
                                                                           9.39              8.23         26,357    2011
                                                                           8.84              9.39         28,341    2010
                                                                           6.58              8.84         71,130    2009
                                                                          11.25              6.58         85,242    2008
                                                                          10.00             11.25         67,794    2007
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                     $ 6.97            $ 8.28         27,178    2012
                                                                           7.64              6.97         23,414    2011
                                                                           7.26              7.64         25,953    2010
                                                                           5.65              7.26         57,511    2009
                                                                           9.99              5.65         59,587    2008
                                                                          10.00              9.99             --    2007
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $ 9.11            $10.03        106,328    2012
                                                                           9.59              9.11        114,194    2011
                                                                           8.94              9.59        117,511    2010
                                                                           7.56              8.94        120,305    2009
                                                                          10.92              7.56        128,037    2008
                                                                          10.00             10.92        109,830    2007
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.53            $12.94         77,193    2012
                                                                          11.89             12.53         86,486    2011
                                                                          11.10             11.89        110,205    2010
                                                                          10.33             11.10         61,956    2009
                                                                          10.40             10.33         31,815    2008
                                                                          10.00             10.40         40,834    2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 8.81            $ 9.99         50,154    2012
                                                                           8.84              8.81         74,470    2011
                                                                           7.88              8.84         89,822    2010
                                                                           6.36              7.88         35,198    2009
                                                                          10.32              6.36         35,327    2008
                                                                          10.00             10.32         13,976    2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.77            $11.14         19,954    2012
                                                                           9.78              9.77         16,716    2011
                                                                           8.59              9.78         20,232    2010
                                                                           6.52              8.59         40,491    2009
                                                                          10.95              6.52         43,259    2008
                                                                          10.00             10.95         22,004    2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.11            $10.38         16,165    2012
                                                                           9.44              9.11         18,027    2011
                                                                           8.05              9.44         20,969    2010
                                                                           6.05              8.05         17,335    2009
                                                                          10.09              6.05         19,066    2008
                                                                          10.00             10.09         19,075    2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.06            $11.45         14,642    2012
                                                                          10.93             10.06         16,107    2011
                                                                           8.87             10.93         18,069    2010
                                                                           6.33              8.87         15,783    2009
                                                                          11.48              6.33         18,156    2008
                                                                          10.00             11.48             --    2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                     $ 9.74            $11.24        44,662     2012
                                                                                 10.12              9.74        67,123     2011
                                                                                  9.09             10.12        78,642     2010
                                                                                  6.94              9.09        38,137     2009
                                                                                 10.85              6.94        40,701     2008
                                                                                 10.00             10.85        17,700     2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 9.92            $11.35            --     2012
                                                                                 10.08              9.92            --     2011
                                                                                  9.17             10.08            --     2010
                                                                                  6.72              9.17            --     2009
                                                                                 10.88              6.72            --     2008
                                                                                 10.00             10.88            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.67            $12.66            --     2012
                                                                                 11.39             11.67            --     2011
                                                                                 10.58             11.39            --     2010
                                                                                  8.71             10.58        13,059     2009
                                                                                 10.12              8.71        12,749     2008
                                                                                 10.00             10.12            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.59            $10.43        51,718     2012
                                                                                  9.63              9.59        55,943     2011
                                                                                  8.96              9.63        57,269     2010
                                                                                  7.76              8.96        57,922     2009
                                                                                 10.19              7.76        59,397     2008
                                                                                 10.00             10.19        57,632     2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.70            $ 9.71            --     2012
                                                                                  9.00              8.70            --     2011
                                                                                  8.41              9.00            --     2010
                                                                                  5.95              8.41            --     2009
                                                                                 11.16              5.95         3,299     2008
                                                                                 10.00             11.16         2,494     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.58            $ 9.81            --     2012
                                                                                  8.77              8.58            --     2011
                                                                                  7.73              8.77            --     2010
                                                                                  6.16              7.73            --     2009
                                                                                 10.23              6.16         5,815     2008
                                                                                 10.00             10.23         4,891     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.09            $10.49        32,257     2012
                                                                                  9.50              9.09        35,977     2011
                                                                                  7.87              9.50        41,684     2010
                                                                                  5.87              7.87        17,832     2009
                                                                                  9.65              5.87        19,979     2008
                                                                                 10.00              9.65        14,924     2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.89            $13.32         8,349     2012
                                                                                 11.73             11.89        13,777     2011
                                                                                 10.45             11.73        16,854     2010
                                                                                  7.60             10.45        13,373     2009
                                                                                 10.14              7.60        17,268     2008
                                                                                 10.00             10.14         2,188     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.68            $12.12         54,966    2012
                                                                 11.78             11.68         55,659    2011
                                                                 11.41             11.78         66,877    2010
                                                                 10.27             11.41         96,979    2009
                                                                 10.52             10.27         85,999    2008
                                                                 10.00             10.52        101,805    2007
---------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                   $ 9.84            $12.34           413     2012
                                                                              10.74              9.84           472     2011
                                                                               9.34             10.74           426     2010
                                                                               7.26              9.34           888     2009
                                                                              13.37              7.26           589     2008
                                                                              14.46             13.37           217     2007
                                                                              10.36             14.46            --     2006
                                                                              10.00             10.36            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares         $ 8.52            $ 9.51            --     2012
                                                                              10.00              8.52            --     2011
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.77            $ 9.76            --     2012
                                                                               9.22              8.77            --     2011
                                                                               8.52              9.22            --     2010
                                                                               6.97              8.52            --     2009
                                                                              10.18              6.97            --     2008
                                                                              10.00             10.18            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 9.58            $11.03            --     2012
                                                                               9.20              9.58            --     2011
                                                                               8.31              9.20            --     2010
                                                                               7.04              8.31         2,453     2009
                                                                              12.09              7.04         3,609     2008
                                                                              11.75             12.09         1,656     2007
                                                                              10.23             11.75         1,640     2006
                                                                              10.00             10.23         1,053     2005
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 9.71            $11.12            --     2012
                                                                              10.28              9.71            --     2011
                                                                               9.53             10.28            --     2010
                                                                               7.08              9.53            --     2009
                                                                              11.99              7.08            77     2008
                                                                              10.76             11.99            67     2007
                                                                              11.03             10.76            72     2006
                                                                              10.00             11.03            --     2005
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   $12.78            $13.47         1,868     2012
                                                                              11.65             12.78         1,792     2011
                                                                              11.30             11.65         1,924     2010
                                                                              10.44             11.30         2,893     2009
                                                                              10.81             10.44         1,867     2008
                                                                              10.06             10.81           417     2007
                                                                              10.09             10.06         1,552     2006
                                                                              10.00             10.09            --     2005
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         $ 9.58            $10.79            --     2012
                                                                               9.47              9.58            --     2011
                                                                               8.45              9.47            --     2010
                                                                               7.29              8.45            --     2009
                                                                              11.36              7.29         1,401     2008
                                                                              11.58             11.36         1,233     2007
                                                                              10.08             11.58         1,160     2006
                                                                              10.00             10.08         1,068     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $10.94            $13.01         1,559     2012
                                                                                  12.67             10.94         1,701     2011
                                                                                  11.40             12.67         1,425     2010
                                                                                   8.68             11.40         3,258     2009
                                                                                  16.03              8.68         2,199     2008
                                                                                  13.83             16.03         2,198     2007
                                                                                  11.27             13.83         1,803     2006
                                                                                  10.00             11.27            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.92            $11.10            --     2012
                                                                                  10.00              9.92            --     2011
                                                                                   8.78             10.00            --     2010
                                                                                   6.65              8.78            --     2009
                                                                                  11.58              6.65         1,939     2008
                                                                                   9.75             11.58         1,538     2007
                                                                                  10.27              9.75         1,741     2006
                                                                                  10.00             10.27         1,278     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $10.25            $11.52            --     2012
                                                                                  10.33             10.25            --     2011
                                                                                   9.28             10.33            --     2010
                                                                                   7.89              9.28            --     2009
                                                                                  10.98              7.89            --     2008
                                                                                  11.79             10.98            --     2007
                                                                                  10.13             11.79           321     2006
                                                                                  10.00             10.13            --     2005
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $ 8.78            $ 9.96            --     2012
                                                                                  10.00              8.78            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $11.68            $12.99            --     2012
                                                                                  12.70             11.68            --     2011
                                                                                  10.55             12.70            --     2010
                                                                                   8.31             10.55            --     2009
                                                                                  12.77              8.31            --     2008
                                                                                  12.67             12.77            --     2007
                                                                                  10.36             12.67            --     2006
                                                                                  10.00             10.36            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $ 9.12            $ 9.79            --     2012
                                                                                  10.00              9.12            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $10.37            $12.18            --     2012
                                                                                  10.52             10.37            --     2011
                                                                                   8.43             10.52            --     2010
                                                                                   6.34              8.43            --     2009
                                                                                  10.84              6.34            --     2008
                                                                                  10.89             10.84            --     2007
                                                                                  10.29             10.89            --     2006
                                                                                  10.00             10.29            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.13            $ 9.94            --     2012
                                                                                  10.32             10.13            --     2011
                                                                                  10.51             10.32            --     2010
                                                                                  10.70             10.51         1,931     2009
                                                                                  10.63             10.70         1,320     2008
                                                                                  10.33             10.63         1,908     2007
                                                                                  10.06             10.33         1,883     2006
                                                                                  10.00             10.06         1,075     2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $10.81            $11.87             --    2012
                                                                                10.91             10.81             --    2011
                                                                                 9.68             10.91             --    2010
                                                                                 7.37              9.68             --    2009
                                                                                11.46              7.37             --    2008
                                                                                10.83             11.46             --    2007
                                                                                10.11             10.83             --    2006
                                                                                10.00             10.11             --    2005
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $11.40            $12.01          1,259    2012
                                                                                11.33             11.40             --    2011
                                                                                10.58             11.33             --    2010
                                                                                 7.47             10.58            779    2009
                                                                                10.44              7.47            561    2008
                                                                                10.47             10.44          1,104    2007
                                                                                10.11             10.47             --    2006
                                                                                10.00             10.11             --    2005
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $11.26            $12.83          1,565    2012
                                                                                11.80             11.26          1,244    2011
                                                                                10.28             11.80          1,147    2010
                                                                                 7.73             10.28          1,996    2009
                                                                                13.74              7.73          1,385    2008
                                                                                11.94             13.74          1,053    2007
                                                                                10.92             11.94            633    2006
                                                                                10.00             10.92             --    2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $ 9.67            $11.11          1,352    2012
                                                                                 9.79              9.67          1,451    2011
                                                                                 8.68              9.79          1,389    2010
                                                                                 6.81              8.68          1,882    2009
                                                                                12.13              6.81          1,947    2008
                                                                                12.20             12.13          1,484    2007
                                                                                10.36             12.20            511    2006
                                                                                10.00             10.36             --    2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $12.43            $13.98             --    2012
                                                                                14.21             12.43             --    2011
                                                                                11.26             14.21             --    2010
                                                                                 8.21             11.26             --    2009
                                                                                13.85              8.21             --    2008
                                                                                12.23             13.85             --    2007
                                                                                11.09             12.23             --    2006
                                                                                10.00             11.09             --    2005
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $11.78            $13.03         67,938    2012
                                                                                11.72             11.78        104,845    2011
                                                                                10.60             11.72        130,647    2010
                                                                                 7.97             10.60        136,887    2009
                                                                                11.54              7.97        159,836    2008
                                                                                11.33             11.54        162,211    2007
                                                                                 9.76             11.33        167,549    2006
                                                                                10.00              9.76         88,667    2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.84            $10.85            --     2012
                                                                                   10.18              9.84            --     2011
                                                                                    9.29             10.18            --     2010
                                                                                    7.30              9.29            --     2009
                                                                                   11.36              7.30           539     2008
                                                                                   10.90             11.36           490     2007
                                                                                   10.01             10.90         2,054     2006
                                                                                   10.00             10.01            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.33            $ 9.43            --     2012
                                                                                    8.62              8.33            --     2011
                                                                                    7.97              8.62            --     2010
                                                                                    6.23              7.97            --     2009
                                                                                    9.90              6.23            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.20            $11.43         1,318     2012
                                                                                   10.50             10.20         1,376     2011
                                                                                    9.62             10.50         1,283     2010
                                                                                    7.77              9.62            --     2009
                                                                                   12.60              7.77            --     2008
                                                                                   12.40             12.60         1,147     2007
                                                                                   10.67             12.40           612     2006
                                                                                   10.00             10.67            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $10.79            $12.52         2,829     2012
                                                                                   12.30             10.79         1,726     2011
                                                                                   11.56             12.30         1,475     2010
                                                                                    8.59             11.56         3,231     2009
                                                                                   14.68              8.59         4,925     2008
                                                                                   12.96             14.68         5,038     2007
                                                                                   10.87             12.96         4,483     2006
                                                                                   10.00             10.87         1,648     2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.76            $ 9.22         2,189     2012
                                                                                    8.50              7.76         1,801     2011
                                                                                    8.07              8.50         1,588     2010
                                                                                    6.27              8.07         3,062     2009
                                                                                   11.07              6.27         2,019     2008
                                                                                   11.03             11.07            --     2007
                                                                                   10.00             11.03            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $10.62            $11.73        29,524     2012
                                                                                   11.14             10.62        55,800     2011
                                                                                   10.35             11.14        70,193     2010
                                                                                    8.73             10.35        71,977     2009
                                                                                   12.58              8.73        69,557     2008
                                                                                   11.48             12.58        74,080     2007
                                                                                   10.28             11.48        79,191     2006
                                                                                   10.00             10.28        48,079     2005
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 9.71            $10.70        20,229     2012
                                                                                   10.21              9.71        31,743     2011
                                                                                    9.51             10.21        37,350     2010
                                                                                    8.04              9.51        37,206     2009
                                                                                   11.60              8.04        36,740     2008
                                                                                   10.59             11.60        42,301     2007
                                                                                   10.00             10.59        46,944     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    $13.14            $13.59         6,680     2012
                                                                              12.46             13.14         6,991     2011
                                                                              11.62             12.46         7,189     2010
                                                                              10.80             11.62         3,502     2009
                                                                              10.86             10.80           956     2008
                                                                              10.41             10.86         1,864     2007
                                                                              10.00             10.41         2,716     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.59            $10.88         4,149     2012
                                                                               9.61              9.59         5,838     2011
                                                                               8.56              9.61         5,622     2010
                                                                               6.89              8.56         1,913     2009
                                                                              11.19              6.89         1,239     2008
                                                                              10.85             11.19           772     2007
                                                                              10.00             10.85            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $12.70            $15.09            --     2012
                                                                              14.61             12.70            --     2011
                                                                              13.89             14.61            --     2010
                                                                              10.00             13.89            --     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.00            $11.42         1,757     2012
                                                                              10.00             10.00         1,395     2011
                                                                               8.78             10.00         1,345     2010
                                                                               6.66              8.78         2,334     2009
                                                                              11.16              6.66         1,604     2008
                                                                              10.20             11.16         1,291     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             $ 9.38            $10.69         1,409     2012
                                                                               9.71              9.38         1,496     2011
                                                                               8.28              9.71         1,387     2010
                                                                               6.21              8.28           991     2009
                                                                              10.35              6.21           695     2008
                                                                              10.25             10.35         1,114     2007
                                                                              10.00             10.25            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1               $10.10            $11.51         1,311     2012
                                                                              10.96             10.10         1,377     2011
                                                                               8.89             10.96         1,226     2010
                                                                               6.33              8.89           924     2009
                                                                              11.48              6.33           681     2008
                                                                               9.98             11.48            --     2007
                                                                              10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                $15.62            $18.45            --     2012
                                                                              15.58             15.62            --     2011
                                                                              12.85             15.58            --     2010
                                                                              10.00             12.85            --     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1               $15.03            $17.66            --     2012
                                                                              16.08             15.03            --     2011
                                                                              12.89             16.08            --     2010
                                                                              10.00             12.89            --     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  $10.73            $12.39         3,644     2012
                                                                              11.14             10.73         5,203     2011
                                                                               9.99             11.14         4,859     2010
                                                                               7.62              9.99         2,046     2009
                                                                              11.90              7.62         1,405     2008
                                                                              10.98             11.90           967     2007
                                                                              10.00             10.98            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $10.76            $12.33            --     2012
                                                                                 10.93             10.76            --     2011
                                                                                  9.93             10.93            --     2010
                                                                                  7.27              9.93            --     2009
                                                                                 11.75              7.27            54     2008
                                                                                 10.79             11.75            49     2007
                                                                                 10.24             10.79            52     2006
                                                                                 10.00             10.24            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $12.24            $13.28            --     2012
                                                                                 11.93             12.24            --     2011
                                                                                 11.07             11.93            --     2010
                                                                                  9.10             11.07           738     2009
                                                                                 10.57              9.10           462     2008
                                                                                 10.41             10.57            --     2007
                                                                                  9.97             10.41            --     2006
                                                                                 10.00              9.97            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.60            $11.54        34,985     2012
                                                                                 10.63             10.60        62,865     2011
                                                                                  9.88             10.63        74,472     2010
                                                                                  8.55              9.88        74,459     2009
                                                                                 11.21              8.55        59,081     2008
                                                                                 10.99             11.21        69,613     2007
                                                                                 10.03             10.99        71,906     2006
                                                                                 10.00             10.03        42,212     2005
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.59            $10.71            --     2012
                                                                                  9.90              9.59            --     2011
                                                                                  9.25              9.90            --     2010
                                                                                  6.53              9.25            --     2009
                                                                                 12.25              6.53            --     2008
                                                                                 10.97             12.25            --     2007
                                                                                 10.37             10.97           857     2006
                                                                                 10.00             10.37            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.98            $11.43            --     2012
                                                                                 10.20              9.98            --     2011
                                                                                  8.98             10.20            --     2010
                                                                                  7.14              8.98            --     2009
                                                                                 11.86              7.14            --     2008
                                                                                 11.60             11.86            --     2007
                                                                                 10.30             11.60         1,465     2006
                                                                                 10.00             10.30            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $10.85            $12.53         2,423     2012
                                                                                 11.32             10.85         2,578     2011
                                                                                  9.37             11.32         2,377     2010
                                                                                  6.98              9.37           876     2009
                                                                                 11.47              6.98         2,309     2008
                                                                                 11.85             11.47         2,123     2007
                                                                                 10.53             11.85         1,275     2006
                                                                                 10.00             10.53           794     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $12.86            $14.43           698     2012
                                                                 12.68             12.86         1,080     2011
                                                                 11.29             12.68         1,065     2010
                                                                  8.20             11.29           730     2009
                                                                 10.92              8.20         1,321     2008
                                                                 10.75             10.92           826     2007
                                                                 10.04             10.75         1,511     2006
                                                                 10.00             10.04           479     2005
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.98            $12.44         4,862     2012
                                                                 12.07             11.98         4,608     2011
                                                                 11.68             12.07         4,460     2010
                                                                 10.50             11.68         5,600     2009
                                                                 10.74             10.50         5,914     2008
                                                                 10.19             10.74         9,692     2007
                                                                  9.99             10.19         3,813     2006
                                                                 10.00              9.99         2,167     2005
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                       PAGE
THE COMPANY........................................................................................................... B-3

THE SEPARATE ACCOUNT.................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.................................................................... B-3

THE CONTRACTS......................................................................................................... B-3
   Transfer of Annuity Units.......................................................................................... B-3
   Net Investment Factor.............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS............................................................................... B-4

CALCULATION OF PERFORMANCE DATA....................................................................................... B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable
     Investment Fund -- Money Market Portfolio........................................................................ B-5
   Other Subaccounts.................................................................................................. B-6
   Other Performance Data............................................................................................. B-7

TAX MATTERS........................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York............................................................ B-7
   IRS Required Distributions......................................................................................... B-7

GENERAL PROVISIONS.................................................................................................... B-8
   Using the Contracts as Collateral.................................................................................. B-8
   The Beneficiary.................................................................................................... B-8
   Non-Participating.................................................................................................. B-8
   Misstatement of Age or Gender...................................................................................... B-8
   Incontestability................................................................................................... B-8
   Statement of Values................................................................................................ B-8
   Trust as Owner or Beneficiary...................................................................................... B-8
   Written Notice..................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS......................................................... B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................. B-9

EXPERTS............................................................................................................... B-9

FINANCIAL STATEMENTS.................................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form NY1155 4/00 (Foundation NY), to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date